UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007

[LOGO OF USAA]
    USAA(R)

                         USAA CORNERSTONE STRATEGY Fund

                      1ST QUARTER Portfolio of Investments

--------------------------------------------------------------------------------
                                 AUGUST 31, 2007


                                                                      (Form N-Q)

                                             (C)2007, USAA. All rights reserved.

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (43.1%)

               COMMON STOCKS (38.5%)

               CONSUMER DISCRETIONARY (4.8%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
         1,000 Columbia Sportswear Co.                                                      $          60
         1,400 Fossil, Inc.                                                                            47
        16,500 Hanesbrands, Inc.                                                                      494
        34,900 Phillips-Van Heusen Corp.                                                            2,032
         4,300 True Religion Apparel, Inc.*                                                            72
           600 Volcom, Inc.*                                                                           24
                                                                                          ---------------
                                                                                                    2,729
                                                                                          ---------------
               APPAREL RETAIL (1.0%)
         4,400 Abercrombie & Fitch Co. "A"                                                            346
        90,750 Aeropostale, Inc.                                                                    1,879
        94,400 American Eagle Outfitters, Inc.                                                      2,438
         5,300 Casual Male Retail Group, Inc.*                                                         54
         5,200 Charlotte Russe Holding, Inc.*                                                          91
         1,200 Children's Place Retail Stores, Inc.*                                                   35
       100,600 Collective Brands, Inc.*                                                             2,377
         5,000 Dress Barn, Inc.*                                                                       88
         2,500 Gymboree Corp.                                                                         100
         8,300 Hot Topic, Inc.*                                                                        69
         1,400 Jos. A. Bank Clothiers, Inc.                                                            42
        46,700 Men's Wearhouse, Inc.                                                                2,367
         6,700 New York & Co., Inc.*                                                                   44
       137,600 Ross Stores, Inc.(a)                                                                 3,829
       278,400 TJX Companies, Inc.(a)                                                               8,488
         1,900 Tween Brands, Inc.*                                                                     56
         4,400 Wet Seal, Inc. "A"*                                                                     20
                                                                                          ---------------
                                                                                                   22,323
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.2%)
        22,500 Borg Warner, Inc.                                                                    1,901
        11,500 Johnson Controls, Inc.                                                               1,301
         9,100 TRW Automotive Holdings Corp.*                                                         278
         3,200 Visteon Corp.*                                                                          17
                                                                                          ---------------
                                                                                                    3,497
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
        11,800 Thor Industries, Inc.                                                                  519
         2,300 Winnebago Industries, Inc.                                                              61
                                                                                          ---------------
                                                                                                      580
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
         1,300 AutoZone, Inc.*                                                                        158
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.4%)
        12,400 Comcast Corp. "A"*                                                                     323
       232,650 DIRECTV Group, Inc.*                                                                 5,428


2

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)



                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        68,900 EchoStar Communications Corp. "A"*(a)                                        $       2,916
                                                                                          ---------------
                                                                                                    8,667
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
         3,200 Monarch Casino & Resort, Inc.*                                                          91
         1,500 Riviera Holdings Corp.*                                                                 41
         2,700 WMS Industries, Inc.                                                                    79
        27,100 Wynn Resorts Ltd.                                                                    3,353
                                                                                          ---------------
                                                                                                    3,564
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
         1,600 PetMed Express, Inc.*                                                                   24
         2,600 Systemax, Inc.(a)                                                                       48
         4,100 ValueVision Media, Inc. "A"*                                                            35
                                                                                          ---------------
                                                                                                      107
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
        53,400 Best Buy Co., Inc.(a)                                                                2,347
        47,600 RadioShack Corp.(a)                                                                  1,131
                                                                                          ---------------
                                                                                                    3,478
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
         1,700 Universal Electronics, Inc.*                                                            49
                                                                                          ---------------
               DEPARTMENT STORES (0.3%)
        76,300 J.C. Penney Co., Inc.                                                                5,246
        37,000 Kohl's Corp.                                                                         2,194
                                                                                          ---------------
                                                                                                    7,440
                                                                                          ---------------
               FOOTWEAR (0.1%)
         1,600 Brown Shoe Co., Inc.                                                                    37
           600 Crocs, Inc.                                                                             35
           700 Deckers Outdoor Corp.*                                                                  66
         1,200 Iconix Brand Group, Inc.*                                                               25
           900 K-Swiss, Inc.                                                                           22
        48,800 NIKE, Inc. "B"                                                                       2,749
         3,700 Steven Madden Ltd.                                                                      91
                                                                                          ---------------
                                                                                                    3,025
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.5%)
       102,300 Big Lots, Inc.*(a)                                                                   3,045
         1,300 Conn's, Inc.*                                                                           28
        36,200 Dollar Tree Stores, Inc.*                                                            1,573
        76,800 Family Dollar Stores, Inc.                                                           2,249
        57,800 Target Corp.                                                                         3,811
                                                                                          ---------------
                                                                                                   10,706
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
         3,800 Kimball International, Inc.                                                             51
         3,000 Tempur-Pedic International, Inc.                                                        87
                                                                                          ---------------
                                                                                                      138
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
        10,500 Lowe's Companies, Inc.                                                                 326


                                                                               3

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        41,900 Sherwin-Williams Co.                                                         $       2,892
                                                                                          ---------------
                                                                                                    3,218
                                                                                          ---------------
               HOMEBUILDING (0.0%)
         1,400 Avatar Holdings, Inc.*                                                                  85
           100 NVR, Inc.*                                                                              56
                                                                                          ---------------
                                                                                                      141
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
         6,400 Select Comfort Corp.*(a)                                                               110
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
         2,700 Ambassadors Group, Inc.                                                                105
         9,000 Wyndham Worldwide Corp.                                                                287
                                                                                          ---------------
                                                                                                      392
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
        26,650 Snap-On, Inc.                                                                        1,305
        28,600 Whirlpool Corp.                                                                      2,758
                                                                                          ---------------
                                                                                                    4,063
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        89,300 American Greetings Corp.(a)                                                          2,209
         4,300 Jarden Corp.*                                                                          141
         4,700 Sealy Corp.                                                                             72
                                                                                          ---------------
                                                                                                    2,422
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
           800 Blue Nile, Inc.*                                                                        68
         9,800 Expedia, Inc.*                                                                         292
         1,200 GSI Commerce, Inc.*                                                                     28
        27,800 Netflix, Inc.*                                                                         487
        56,500 NutriSystem, Inc.(a)                                                                 3,064
         1,800 Priceline.com, Inc.                                                                    149
                                                                                          ---------------
                                                                                                    4,088
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
         6,100 Town Sports International Holdings, Inc.*                                              110
         2,000 Vail Resorts, Inc.                                                                     115
                                                                                          ---------------
                                                                                                      225
                                                                                          ---------------
               LEISURE PRODUCTS (0.2%)
       161,600 Hasbro, Inc.                                                                         4,559
         3,500 Marvel Entertainment, Inc.*                                                             79
        15,700 Mattel, Inc.                                                                           340
         1,400 Sturm Ruger & Co., Inc.*                                                                25
                                                                                          ---------------
                                                                                                    5,003
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.5%)
       108,100 News Corp. "A"                                                                       2,187
        62,200 Regal Entertainment Group "A"(a)                                                     1,402
       134,100 Time Warner, Inc.                                                                    2,545
       128,000 Walt Disney Co.                                                                      4,301
         3,500 World Wrestling Entertainment, Inc. "A"                                                 53
                                                                                          ---------------
                                                                                                   10,488
                                                                                          ---------------


4

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               PUBLISHING (0.1%)
         3,500 Interactive Data Corp.                                                       $          96
        26,760 Meredith Corp.                                                                       1,496
         1,100 Morningstar, Inc.*                                                                      71
                                                                                          ---------------
                                                                                                    1,663
                                                                                          ---------------
               RESTAURANTS (0.1%)
         7,500 AFC Enterprises, Inc.*                                                                 112
        17,800 Brinker International, Inc.                                                            513
         2,000 Buffalo Wild Wings, Inc.                                                                69
         1,200 California Pizza Kitchen, Inc.*                                                         25
           300 Chipotle Mexican Grill, Inc. "B"                                                        28
         6,600 CKE Restaurants, Inc.                                                                  112
         6,800 Denny's Corp.*                                                                          26
         1,400 Dominos Pizza, Inc.                                                                     25
         1,800 McCormick & Schmicks Restaurants, Inc.*                                                 48
         1,300 McDonald's Corp.                                                                        64
         1,000 P. F. Chang's China Bistro, Inc.*                                                       34
         6,600 Sonic Corp.                                                                            144
         5,600 Triarc Companies, Inc. "B"                                                              86
                                                                                          ---------------
                                                                                                    1,286
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
         1,600 CPI Corp.                                                                               72
        61,700 Sotheby's Holdings, Inc. "A"                                                         2,670
                                                                                          ---------------
                                                                                                    2,742
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
         2,300 Build-A-Bear Workshop, Inc.*(a)                                                         38
        17,400 Office Depot, Inc.                                                                     425
        33,300 Staples, Inc.                                                                          791
                                                                                          ---------------
                                                                                                    1,254
                                                                                          ---------------
               Total Consumer Discretionary                                                       103,556
                                                                                          ---------------

               CONSUMER STAPLES (3.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        44,790 Archer-Daniels-Midland Co.                                                           1,510
        57,500 Corn Products International, Inc.                                                    2,599
         8,800 Darling International, Inc.*                                                            74
                                                                                          ---------------
                                                                                                    4,183
                                                                                          ---------------
               BREWERS (0.3%)
           800 Boston Beer Co., Inc. "A"*                                                              39
        57,700 Molson Coors Brewing Co. "B"                                                         5,162
                                                                                          ---------------
                                                                                                    5,201
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
         2,400 MGP Ingredients, Inc.                                                                   35
                                                                                          ---------------
               DRUG RETAIL (0.0%)
         2,400 Longs Drug Stores Corp.                                                                126
         6,700 Walgreen Co.                                                                           302
                                                                                          ---------------
                                                                                                      428
                                                                                          ---------------


                                                                               5

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               FOOD DISTRIBUTORS (0.0%)
         1,400 Central European Distribution Corp.*                                         $          62
         1,100 Nash Finch Co.                                                                          41
                                                                                          ---------------
                                                                                                      103
                                                                                          ---------------
               FOOD RETAIL (0.6%)
         1,600 Ingles Markets, Inc.                                                                    48
       240,800 Kroger Co.(a)                                                                        6,401
       194,130 Safeway, Inc.                                                                        6,160
         5,100 Wild Oats Markets, Inc.*                                                                94
                                                                                          ---------------
                                                                                                   12,703
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.3%)
         9,600 Clorox Co.                                                                             574
         8,500 Kimberly-Clark Corp.                                                                   584
        76,100 Procter & Gamble Co.                                                                 4,970
                                                                                          ---------------
                                                                                                    6,128
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
       128,624 Wal-Mart Stores, Inc.                                                                5,612
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.1%)
         4,600 General Mills, Inc.                                                                    257
           800 Imperial Sugar Co.                                                                      23
         2,300 J & J Snack Foods Corp.                                                                 86
         5,700 Kellogg Co.                                                                            313
         1,915 Kraft Foods, Inc. "A"                                                                   61
        87,500 Tyson Foods, Inc. "A"                                                                1,886
                                                                                          ---------------
                                                                                                    2,626
                                                                                          ---------------
               PERSONAL PRODUCTS (0.2%)
         7,000 American Oriental Bioengineering, Inc.                                                  65
         2,000 Elizabeth Arden, Inc.*                                                                  49
        57,800 Estee Lauder Companies, Inc. "A"                                                     2,404
         1,800 Mannatech, Inc.(a)                                                                      15
        48,700 NBTY, Inc.                                                                           1,787
         2,000 USANA Health Sciences, Inc.*(a)                                                         76
                                                                                          ---------------
                                                                                                    4,396
                                                                                          ---------------
               SOFT DRINKS (0.6%)
        30,500 Coca-Cola Co.(a)                                                                     1,640
         2,400 National Beverage Corp.                                                                 25
       171,300 Pepsi Bottling Group, Inc.                                                           5,925
         4,600 PepsiAmericas, Inc.                                                                    136
        87,100 PepsiCo, Inc.                                                                        5,926
                                                                                          ---------------
                                                                                                   13,652
                                                                                          ---------------
               TOBACCO (0.4%)
        37,400 Altria Group, Inc.                                                                   2,596
        69,158 Loews Corp. - Carolina Group                                                         5,264
        13,400 Universal Corp.                                                                        659
        13,600 UST, Inc.                                                                              670
                                                                                          ---------------
                                                                                                    9,189
                                                                                          ---------------
               Total Consumer Staples                                                              64,256
                                                                                          ---------------


6

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               ENERGY (4.8%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
         2,300 Alpha Natural Resources, Inc.*                                               $          44
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.1%)
        49,100 Chevron Corp.                                                                        4,309
       122,200 ConocoPhillips(a)                                                                   10,007
       168,100 Exxon Mobil Corp.                                                                   14,411
        65,300 Hess Corp.                                                                           4,007
       121,100 Marathon Oil Corp.                                                                   6,526
        84,900 Murphy Oil Corp.                                                                     5,174
        40,000 Occidental Petroleum Corp.                                                           2,268
                                                                                          ---------------
                                                                                                   46,702
                                                                                          ---------------
               OIL & GAS DRILLING (0.7%)
         2,200 Atwood Oceanics, Inc.                                                                  167
        81,600 ENSCO International, Inc.(a)                                                         4,424
        39,300 GlobalSantaFe Corp.                                                                  2,774
        13,000 Grey Wolf, Inc.*                                                                        86
         4,800 Hercules Offshore, Inc.                                                                122
        52,400 Noble Corp.                                                                          2,571
         6,100 Parker Drilling Co.*                                                                    48
        50,000 Pride International, Inc.                                                            1,759
         2,300 Transocean, Inc.*                                                                      242
        42,200 Unit Corp.                                                                           2,070
                                                                                          ---------------
                                                                                                   14,263
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
         1,000 Basic Energy Services, Inc.*                                                            21
         5,200 Complete Production Services, Inc.                                                     115
           300 Dawson Geophysical Co.                                                                  20
         6,700 Global Industries Ltd.*                                                                162
           700 Gulf Island Fabrication, Inc.                                                           25
        76,100 Halliburton Co.                                                                      2,632
         8,100 Input/Output, Inc.*                                                                    115
           800 Lufkin Industries, Inc.                                                                 46
         1,200 Matrix Service Co.*                                                                     23
        11,200 National-Oilwell Varco, Inc.                                                         1,434
        24,500 Schlumberger Ltd.                                                                    2,364
       100,000 Superior Energy Services, Inc.*                                                      3,882
         1,600 T-3 Energy Services, Inc.*                                                              50
        39,100 Tidewater, Inc.                                                                      2,559
           400 W-H Energy Services, Inc.                                                               25
                                                                                          ---------------
                                                                                                   13,473
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        54,300 Apache Corp.                                                                         4,202
         2,900 ATP Oil & Gas Corp.*                                                                   125
         1,400 Bill Barrett Corp.*                                                                     49
         5,400 Bois d'Arc Energy, LLC*                                                                 97
         3,300 Cimarex Energy Co.                                                                     118
         1,400 Devon Energy Corp.                                                                     105
         3,500 Gulfport Energy Corp.*                                                                  63


                                                                               7

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       126,800 Mariner Energy, Inc.                                                         $       2,659
        36,500 Noble Energy, Inc.                                                                   2,193
         3,100 Pacific Ethanol, Inc.*                                                                  36
         2,200 Petroquest Energy, Inc.*                                                                24
        21,200 Plains Exploration & Production Co.*                                                   796
         4,700 Rosetta Resources, Inc.*                                                                79
                                                                                          ---------------
                                                                                                   10,546
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.8%)
         3,600 Delek US Holdings, Inc.                                                                 99
        78,600 Frontier Oil Corp.                                                                   3,225
        23,600 Sunoco, Inc.                                                                         1,726
        51,200 Tesoro Corp.                                                                         2,526
       134,600 Valero Energy Corp.(a)                                                               9,221
         3,200 Western Refining, Inc.                                                                 166
                                                                                          ---------------
                                                                                                   16,963
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        52,600 Enterprise GP Holdings, LP(a)                                                        2,015
                                                                                          ---------------
               Total Energy                                                                       104,006
                                                                                          ---------------

               FINANCIALS (5.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
        26,600 Ameriprise Financial, Inc.                                                           1,623
         2,400 Cohen & Steers, Inc.                                                                    80
         4,000 Eaton Vance Corp.                                                                      154
        15,400 Franklin Resources, Inc.                                                             2,029
           500 GAMCO Investors, Inc. "A"                                                               27
        76,800 Northern Trust Corp.(a)                                                              4,720
         1,000 State Street Corp.                                                                      61
                                                                                          ---------------
                                                                                                    8,694
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
         7,100 Advance America, Cash Advance Centers, Inc.                                             89
           900 Advanta Corp. "B"                                                                       24
         8,800 American Express Co.                                                                   516
           900 Capital One Financial Corp.                                                             58
         2,400 Cash America International, Inc.                                                        87
         9,000 EZCORP, Inc. "A"                                                                       109
         4,600 First Cash Financial Services, Inc.                                                     99
         2,300 QC Holdings, Inc.                                                                       33
                                                                                          ---------------
                                                                                                    1,015
                                                                                          ---------------
               DIVERSIFIED BANKS (0.3%)
         2,300 U.S. Bancorp                                                                            74
        17,900 Wachovia Corp.                                                                         877
       137,200 Wells Fargo & Co.                                                                    5,013
                                                                                          ---------------
                                                                                                    5,964
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.7%)
         7,700 Charles Schwab Corp.                                                                   152
           800 GFI Group, Inc.                                                                         59
        18,700 Goldman Sachs Group, Inc.                                                            3,291
         2,300 Greenhill & Co., Inc.                                                                  133


8

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        40,900 Lehman Brothers Holdings, Inc.                                               $       2,243
         1,300 MarketAxess Holdings, Inc.*                                                             23
        55,200 Merrill Lynch & Co., Inc.                                                            4,068
        71,400 Morgan Stanley(a)                                                                    4,453
         5,600 optionsXpress Holdings, Inc.                                                           132
         1,800 SWS Group, Inc.                                                                         32
         2,300 TradeStation Group, Inc.*                                                               26
                                                                                          ---------------
                                                                                                   14,612
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.3%)
        26,500 Lincoln National Corp.                                                               1,613
        14,100 MetLife, Inc.                                                                          903
         2,400 Phoenix Companies, Inc.                                                                 33
        41,800 Prudential Financial, Inc.                                                           3,753
        14,500 Torchmark Corp.                                                                        893
         4,400 Universal American Financial Corp.                                                      91
                                                                                          ---------------
                                                                                                    7,286
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.4%)
        74,200 American Financial Group, Inc.                                                       2,092
       130,680 American International Group, Inc.                                                   8,625
        61,500 Assurant, Inc.(a)                                                                    3,170
       108,000 Genworth Financial, Inc. "A"                                                         3,130
        59,900 Hartford Financial Services Group, Inc.(a)                                           5,326
       156,100 HCC Insurance Holdings, Inc.                                                         4,310
        66,000 Loews Corp.(a)                                                                       3,102
                                                                                          ---------------
                                                                                                   29,755
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
       102,800 Bank of America Corp.                                                                5,210
       212,200 Citigroup, Inc.                                                                      9,948
       131,700 JPMorgan Chase & Co.                                                                 5,863
                                                                                          ---------------
                                                                                                   21,021
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
        14,400 ACE Ltd.                                                                               832
         1,700 Ambac Financial Group, Inc.                                                            107
         1,900 Darwin Professional Underwriters, Inc.*                                                 47
         1,900 National Interstate Corp.                                                               62
         1,600 Philadelphia Consolidated Holding Corp.                                                 64
         2,800 Tower Group, Inc.                                                                       71
        64,628 Travelers Companies, Inc.(a)                                                         3,266
        30,400 W.R. Berkley Corp.                                                                     909
        73,100 XL Capital Ltd. "A"                                                                  5,570
                                                                                          ---------------
                                                                                                   10,928
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
        77,000 East West Bancorp, Inc.                                                              2,757
         1,900 Horizon Financial Corp.                                                                 39
        13,400 PNC Financial Services Group, Inc.                                                     943
         2,350 Preferred Bank                                                                          97
        10,900 Synovus Financial Corp.                                                                301
         2,300 Wilshire Bancorp, Inc.                                                                  26
                                                                                          ---------------
                                                                                                    4,163
                                                                                          ---------------


                                                                               9

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               REINSURANCE (0.1%)
         2,000 Arch Capital Group Ltd.*                                                     $         144
         3,000 Max Re Capital Ltd.                                                                     82
        27,800 Reinsurance Group of America, Inc.                                                   1,510
         4,500 Transatlantic Holdings, Inc.                                                           319
                                                                                          ---------------
                                                                                                    2,055
                                                                                          ---------------
               SPECIALIZED FINANCE (0.0%)
         1,700 International Securities Exchange Holdings, Inc.                                       113
         8,400 Moody's Corp.                                                                          385
         2,000 Portfolio Recovery Associates, Inc.(a)                                                 103
                                                                                          ---------------
                                                                                                      601
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
         1,850 City Bank                                                                               57
        19,400 Countrywide Financial Corp.(a)                                                         385
         2,500 Fannie Mae(b),(+)                                                                      164
        32,400 Freddie Mac(a),(b),(+)                                                               1,996
        12,400 Washington Mutual, Inc.                                                                455
                                                                                          ---------------
                                                                                                    3,057
                                                                                          ---------------
               Total Financials                                                                   109,151
                                                                                          ---------------

               HEALTH CARE (5.4%)
               ------------------
               BIOTECHNOLOGY (0.5%)
         5,000 Alkermes, Inc.*                                                                         84
        84,500 Amgen, Inc.*                                                                         4,234
        22,077 Celgene Corp.*                                                                       1,418
        35,200 Cephalon, Inc.*                                                                      2,642
         4,600 Cubist Pharmaceuticals, Inc.                                                           105
        12,000 Enzon Pharmaceuticals, Inc.*                                                            97
        13,600 Genentech, Inc.*                                                                     1,017
        21,800 Genzyme Corp.*                                                                       1,361
         7,000 Geron Corp.*                                                                            50
         2,100 InterMune, Inc.*                                                                        42
         7,600 Medarex, Inc.*                                                                         130
         4,600 OSI Pharmaceuticals, Inc.                                                              157
         4,300 Savient Pharmaceuticals, Inc.*                                                          57
                                                                                          ---------------
                                                                                                   11,394
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
        42,700 McKesson Corp.                                                                       2,443
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.6%)
         2,400 Arthrocare Corp.                                                                       135
        59,700 Baxter International, Inc.                                                           3,269
        36,900 Becton, Dickinson & Co.                                                              2,839
         7,400 C.R. Bard, Inc.                                                                        617
           900 Foxhollow Technologies, Inc.*                                                           22
         1,400 Greatbatch, Inc.*                                                                       42
         3,300 Hologic, Inc.*                                                                         175
         2,100 Integra Lifesciences Holdings Corp.                                                    102
        40,400 Kinetic Concepts, Inc.*                                                              2,429
         1,600 Kyphon, Inc.*                                                                          107


10

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        29,000 Medtronic, Inc.                                                              $       1,532
         3,100 Mentor Corp.                                                                           138
         4,700 Meridian Bioscience, Inc.                                                              121
         4,700 Natus Medical, Inc.*                                                                    76
         1,700 Palomar Medical Technologies, Inc.*                                                     54
         2,500 SonoSite, Inc.*                                                                         73
         3,400 Spectranetics Corp.*                                                                    50
        10,300 Stryker Corp.                                                                          688
         2,000 SurModics, Inc.*(a)                                                                     97
         1,800 Thoratec Corp.*                                                                         37
         2,300 Zoll Medical Corp.*                                                                     53
                                                                                          ---------------
                                                                                                   12,656
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
         2,700 Medcath Corp.                                                                           79
           700 National Healthcare Corp.                                                               37
                                                                                          ---------------
                                                                                                      116
                                                                                          ---------------
               HEALTH CARE SERVICES (0.0%)
         3,000 Amedisys, Inc.                                                                         113
         3,700 HealthExtras, Inc.*                                                                    104
         3,300 inVentiv Health, Inc.                                                                  131
         1,100 Landauer, Inc.                                                                          56
         1,600 LHC Group, Inc.*                                                                        32
                                                                                          ---------------
                                                                                                      436
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
         3,100 Align Technology, Inc.*                                                                 70
           800 Haemonetics Corp.                                                                       40
         4,900 Immucor Corp.*                                                                         163
         3,700 LifeCell Corp.*                                                                        123
         6,800 OraSure Technologies, Inc.*                                                             63
           800 West Pharmaceutical Services, Inc.                                                      32
                                                                                          ---------------
                                                                                                      491
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.0%)
         4,400 Allscripts Healthcare Solutions, Inc.*                                                  99
         5,600 Eclipsys Corp.                                                                         129
         3,800 Omnicell, Inc.                                                                          92
         5,300 Phase Forward, Inc.*                                                                    95
         1,800 Vital Images, Inc.*                                                                     33
                                                                                          ---------------
                                                                                                      448
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.3%)
         1,500 Affymetrix, Inc.*                                                                       34
         3,900 Albany Molecular Research, Inc.*                                                        57
        41,900 Charles River Laboratories International, Inc.                                       2,199
         1,800 Dionex Corp.*                                                                          130
         4,400 eResearch Technology, Inc.*                                                             48
           700 Illumina, Inc.*                                                                         34
        29,100 Invitrogen Corp.*                                                                    2,267
         2,900 Parexel International Corp.                                                            125
        44,800 PerkinElmer, Inc.                                                                    1,228
         1,900 Ventana Medical Systems, Inc.*                                                         155


                                                                              11

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         7,700 Waters Corp.                                                                 $         474
                                                                                          ---------------
                                                                                                    6,751
                                                                                          ---------------
               MANAGED HEALTH CARE (1.9%)
       201,985 Aetna, Inc.                                                                         10,283
           900 AMERIGROUP Corp.                                                                        28
         3,800 Centene Corp.                                                                           77
        37,300 CIGNA Corp.                                                                          1,928
        45,200 Coventry Health Care, Inc.                                                           2,593
        36,900 Health Net, Inc.*                                                                    2,022
         4,900 Healthspring, Inc.                                                                      91
        88,300 Humana, Inc.*                                                                        5,659
           700 Molina Healthcare, Inc.*                                                                24
       163,600 UnitedHealth Group, Inc.                                                             8,182
        41,600 WellCare Health Plans, Inc.*                                                         4,106
        82,000 WellPoint, Inc.                                                                      6,608
                                                                                          ---------------
                                                                                                   41,601
                                                                                          ---------------
               PHARMACEUTICALS (2.0%)
        18,000 Abbott Laboratories                                                                    934
         2,000 Adams Respiratory Therapeutics, Inc.*                                                   77
        77,300 Bristol-Myers Squibb Co.                                                             2,253
         3,600 Caraco Pharmaceutical Laboratories, Ltd.*                                               53
         1,800 Cypress Bioscience, Inc.*                                                               24
        52,800 Eli Lilly and Co.                                                                    3,028
        86,000 Endo Pharmaceuticals Holdings, Inc.*                                                 2,742
        64,400 Forest Laboratories, Inc.                                                            2,423
       117,400 Johnson & Johnson(a)                                                                 7,254
         4,300 K-V Pharmaceutical Co. "A"                                                             118
       230,800 King Pharmaceuticals, Inc.                                                           3,469
         7,100 Medicines Co.*                                                                         119
         1,300 Medicis Pharmaceutical Corp. "A"                                                        40
        42,900 Merck & Co., Inc.(a)                                                                 2,152
         6,200 MGI Pharma, Inc.                                                                       146
        91,600 Mylan Laboratories, Inc.                                                             1,383
         4,100 Noven Pharmaceuticals, Inc.*                                                            63
       335,900 Pfizer, Inc.                                                                         8,344
         8,300 Salix Pharmaceuticals Ltd.*                                                             96
       150,800 Schering-Plough Corp.                                                                4,527
         4,600 Sciele Pharma, Inc.                                                                    106
         3,500 Valeant Pharmaceuticals International                                                   55
         9,200 Viropharma, Inc.*                                                                       91
        54,800 Watson Pharmaceuticals, Inc.*                                                        1,634
        22,200 Wyeth                                                                                1,028
           600 Xenoport, Inc.*                                                                         25
                                                                                          ---------------
                                                                                                   42,184
                                                                                          ---------------
               Total Health Care                                                                  118,520
                                                                                          ---------------

               INDUSTRIALS (4.6%)
               ------------------
               AEROSPACE & DEFENSE (1.6%)
         1,100 Argon ST, Inc.*                                                                         20
        97,020 Boeing Co.                                                                           9,382
         1,800 Ceradyne, Inc.*                                                                        130


12

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         1,400 Cubic Corp.                                                                  $          55
           800 Curtiss-Wright Corp.                                                                    37
         9,000 GenCorp, Inc.*                                                                         103
           900 Hexcel Corp.*                                                                           20
        52,500 Honeywell International, Inc.(a)                                                     2,948
        20,000 L-3 Communications Holdings, Inc.                                                    1,970
        34,400 Lockheed Martin Corp.                                                                3,410
        59,150 Northrop Grumman Corp.                                                               4,663
       169,800 Raytheon Co.                                                                        10,416
         7,800 United Technologies Corp.                                                              582
                                                                                          ---------------
                                                                                                   33,736
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.2%)
        29,900 FedEx Corp.                                                                          3,279
         4,100 Hub Group, Inc. "A"                                                                    137
         5,900 United Parcel Service, Inc. "B"                                                        448
                                                                                          ---------------
                                                                                                    3,864
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
         2,700 AAON, Inc.                                                                              56
        40,800 American Standard Companies, Inc.                                                    1,503
           900 Apogee Enterprises, Inc.                                                                23
         1,300 Insteel Industries, Inc.                                                                24
                                                                                          ---------------
                                                                                                    1,606
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
         1,600 Consolidated Graphics, Inc.                                                            106
         7,300 Deluxe Corp.                                                                           278
                                                                                          ---------------
                                                                                                      384
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.0%)
         1,900 Integrated Electrical Services, Inc.*                                                   44
         1,500 Perini Corp.*                                                                           85
                                                                                          ---------------
                                                                                                      129
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
         2,300 Astec Industries, Inc.                                                                 116
         2,300 Blount International, Inc.*                                                             32
           300 Bucyrus International, Inc. "A"                                                         19
        60,200 Caterpillar, Inc.                                                                    4,561
        22,700 Cummins, Inc.                                                                        2,688
         1,700 FreightCar America, Inc.                                                                77
        59,800 Manitowoc Co., Inc.                                                                  4,753
        70,600 Terex Corp.                                                                          5,640
         3,400 Westinghouse Air Brake Technologies Corp.                                              127
                                                                                          ---------------
                                                                                                   18,013
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
         2,100 AMREP Corp.(a)                                                                          71
        74,100 Avis Budget Group, Inc.                                                              1,720
         4,900 Diamond Management & Technology Consultants, Inc.                                       49
         2,400 TeleTech Holdings, Inc.                                                                 70
                                                                                          ---------------
                                                                                                    1,910
                                                                                          ---------------


                                                                              13

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
         2,600 Acuity Brands, Inc.                                                          $         136
           500 Baldor Electric Co.                                                                     21
         3,300 Belden, Inc.                                                                           160
         3,200 Cooper Industries Ltd. "A"                                                             164
         1,800 Genlyte Group, Inc.                                                                    131
         5,700 GrafTech International Ltd.                                                             96
           800 II-IV, Inc.*                                                                            25
         1,100 Lamson & Sessions Co.*                                                                  29
         3,500 Rockwell Automation, Inc.                                                              246
                                                                                          ---------------
                                                                                                    1,008
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
         4,300 ABM Industries, Inc.                                                                   101
        12,700 Allied Waste Industries, Inc.                                                          162
         2,600 American Ecology Corp.                                                                  52
                                                                                          ---------------
                                                                                                      315
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
         2,400 Administaff, Inc.                                                                       83
         1,800 Barret Business Services, Inc.                                                          44
         3,300 CDI Corp.                                                                               94
         1,200 COMSYS IT Partners, Inc.*                                                               23
         2,300 Heidrick & Struggles International, Inc.*                                              108
         4,500 Hudson Highland Group, Inc.*                                                            63
        42,100 Kelly Services, Inc.                                                                   957
         1,600 Kforce, Inc.                                                                            24
         4,900 Korn/Ferry International*                                                              109
         5,600 Labor Ready, Inc.*                                                                     117
        23,600 Manpower, Inc.                                                                       1,658
         4,100 Resources Connection, Inc.                                                             123
        12,600 Spherion Corp.*                                                                        111
         1,300 Watson Wyatt Worldwide, Inc.                                                            61
                                                                                          ---------------
                                                                                                    3,575
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.5%)
        15,800 3M Co.                                                                               1,438
       213,000 General Electric Co.                                                                 8,279
                                                                                          ---------------
                                                                                                    9,717
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
         1,200 Barnes Group, Inc.                                                                      38
         2,600 Danaher Corp.                                                                          202
        14,300 Dover Corp.                                                                            706
           500 Dynamic Materials Corp.                                                                 21
         8,300 Eaton Corp.                                                                            782
           600 EnPro Industries, Inc.                                                                  25
        58,600 Gardner Denver, Inc.                                                                 2,339
           700 Gorman-Rupp Co.                                                                         24
        46,000 ITT Corp.                                                                            3,128
           700 Kaydon Corp.                                                                            37
        17,700 Parker-Hannifin Corp.                                                                1,902
           700 RBC Bearings, Inc.*                                                                     25
                                                                                          ---------------
                                                                                                    9,229
                                                                                          ---------------


14

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               MARINE (0.1%)
       154,000 Kawasaki Kisen Kaish Ltd.                                                    $       1,990
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
         1,300 Herman Miller, Inc.                                                                     38
         4,200 ICT Group, Inc.*                                                                        64
         2,000 Knoll, Inc.                                                                             38
       139,700 Steelcase, Inc.                                                                      2,464
                                                                                          ---------------
                                                                                                    2,604
                                                                                          ---------------
               RAILROADS (0.2%)
        31,700 Union Pacific Corp.                                                                  3,537
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
         3,000 Applied Industrial Technologies, Inc.                                                   96
        83,700 United Rentals, Inc.*                                                                2,728
                                                                                          ---------------
                                                                                                    2,824
                                                                                          ---------------
               TRUCKING (0.2%)
         3,400 Con-way, Inc.                                                                          165
         5,700 HeartLand Express, Inc.                                                                 89
        84,400 Hertz Global Holdings, Inc.                                                          1,866
         1,500 Old Dominion Freight Line, Inc.*                                                        43
        43,000 Ryder System, Inc.                                                                   2,354
         6,900 YRC Worldwide, Inc.*                                                                   213
                                                                                          ---------------
                                                                                                    4,730
                                                                                          ---------------
               Total Industrials                                                                   99,171
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.9%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
         1,900 Ansoft Corp.*                                                                           57
           700 ANSYS, Inc.*                                                                            23
         5,200 Aspen Technology, Inc.                                                                  68
        48,100 Autodesk, Inc.*                                                                      2,228
         1,800 Epicor Software Corp.*                                                                  24
         1,300 Epiq Systems, Inc.*                                                                     21
         3,000 FactSet Research Systems, Inc.                                                         180
         2,300 Henry Jack & Associates, Inc.                                                           61
        90,416 Intuit, Inc.*                                                                        2,469
         1,900 Nuance Communications, Inc.                                                             36
         4,200 Quest Software, Inc.*                                                                   61
         1,700 Smith Micro Software, Inc.*                                                             28
         5,700 Sonic Solutions, Inc.*                                                                  43
         2,500 SPSS, Inc.*                                                                            102
         1,300 Synchronoss Technologies, Inc.*                                                         45
        17,200 Synopsys, Inc.*                                                                        470
                                                                                          ---------------
                                                                                                    5,916
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.8%)
       107,100 ADC Telecommunications, Inc.*                                                        1,960
         8,800 Arris Group, Inc.                                                                      134
           400 Blue Coat Systems, Inc.                                                                 33
         3,400 C-COR, Inc.*                                                                            39


                                                                              15

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       242,200 Cisco Systems, Inc.*                                                         $       7,731
         4,400 Comtech Group, Inc.*                                                                    74
         2,800 Comtech Telecommunications Corp.*                                                      119
         6,800 Corning, Inc.                                                                          159
         5,700 Emulex Corp.*                                                                          111
         4,200 Foundry Networks, Inc.                                                                  78
         7,300 Harmonic, Inc.*                                                                         73
        99,000 Harris Corp.                                                                         6,022
         4,100 Polycom, Inc.                                                                          124
        37,100 QUALCOMM, Inc.                                                                       1,480
         7,800 UTStarcom, Inc.*(a)                                                                     24
                                                                                          ---------------
                                                                                                   18,161
                                                                                          ---------------
               COMPUTER HARDWARE (1.5%)
        25,700 Apple, Inc.*                                                                         3,559
        77,900 Dell, Inc.*(a)                                                                       2,201
       260,200 Hewlett-Packard Co.                                                                 12,841
       114,480 International Business Machines Corp.                                               13,358
         1,200 Stratasys, Inc.*                                                                        30
                                                                                          ---------------
                                                                                                   31,989
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
         8,600 EMC Corp.                                                                              169
         4,200 Lexmark International, Inc. "A"                                                        156
       100,600 Network Appliance, Inc.*                                                             2,803
         3,400 Novatel Wireless, Inc.                                                                  78
        49,100 QLogic Corp.                                                                           653
       217,700 Western Digital Corp.*                                                               5,085
                                                                                          ---------------
                                                                                                    8,944
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
        72,300 Computer Sciences Corp.*                                                             4,045
       256,900 Electronic Data Systems Corp.                                                        5,880
         3,300 Fiserv, Inc.*                                                                          154
         2,400 Heartland Payment Systems, Inc.                                                         72
        11,300 Total System Services, Inc.                                                            313
        23,300 Western Union Co.                                                                      439
                                                                                          ---------------
                                                                                                   10,903
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
         1,100 Coherent, Inc.                                                                          33
         1,100 Flir Systems, Inc.*                                                                     54
           300 Itron, Inc.                                                                             25
         3,900 LoJack Corp.*                                                                           74
         1,600 Rofin-Sinar Technologies, Inc.*                                                        112
        22,200 Tektronix, Inc.                                                                        714
       182,600 Vishay Intertechnology, Inc.                                                         2,416
                                                                                          ---------------
                                                                                                    3,428
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
         1,700 Plexus Corp.                                                                            40
         2,200 TTM Technologies, Inc.                                                                  26
                                                                                          ---------------
                                                                                                       66
                                                                                          ---------------


16

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
           800 THQ, Inc.*                                                                   $          23
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.3%)
         1,400 Bankrate, Inc.*                                                                         55
         2,600 Digital River, Inc.*                                                                   121
        11,900 eBay, Inc.*                                                                            406
           700 Equinix, Inc.                                                                           62
         9,000 Google, Inc. "A"*                                                                    4,637
         3,600 Internap Network Services Corp.*                                                        50
         3,100 Interwoven, Inc.*                                                                       40
         3,400 J2 Global Communications, Inc.                                                         116
         1,200 Knot, Inc.*                                                                             25
         3,300 Loopnet, Inc.*                                                                          63
         1,600 Omniture, Inc.*                                                                         40
         2,600 Perficient, Inc.*                                                                       61
         2,600 Savvis, Inc.*                                                                          103
         2,000 Sohu.com, Inc.*                                                                         66
         6,300 United Online, Inc.                                                                     90
         3,900 Vignette Corp.*                                                                         76
         2,000 Websense, Inc.                                                                          41
                                                                                          ---------------
                                                                                                    6,052
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
        78,400 Accenture Ltd. "A"                                                                   3,231
         4,000 iGATE Corp.*                                                                            33
         3,400 Integral Systems, Inc.                                                                  82
        22,100 MPS Group, Inc.                                                                        304
         3,600 Sykes Enterprises, Inc.*                                                                60
                                                                                          ---------------
                                                                                                    3,710
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.8%)
         4,300 Advanced Energy Industries, Inc.*                                                       70
         4,600 Amkor Technology, Inc.*                                                                 53
        78,100 Applied Materials, Inc.                                                              1,668
         3,700 Asyst Technologies, Inc.                                                                22
         1,100 ATMI, Inc.*                                                                             33
         2,000 Brooks Automation, Inc.                                                                 28
         3,100 Cymer, Inc.*                                                                           123
         5,600 Eagle Test Systems, Inc.                                                                67
         1,800 FormFactor, Inc.*                                                                       82
         5,400 Intevac, Inc.*                                                                          88
        84,700 Lam Research Corp.*(a)                                                               4,543
        23,000 LTX Corp.*                                                                              94
        10,200 Mattson Technology, Inc.*                                                              108
        19,700 MEMC Electronic Materials, Inc.*                                                     1,210
         2,000 MKS Instruments, Inc.*                                                                  44
       165,300 Novellus Systems, Inc.                                                               4,524
         1,900 Photronics, Inc.*                                                                       22
         3,600 Rudolph Technologies, Inc.*                                                             46
       106,600 Teradyne, Inc.                                                                       1,587
         4,100 Tessera Technologies, Inc.*                                                            150
        51,660 Varian Semiconductor Equipment Associates, Inc.                                      2,874
                                                                                          ---------------
                                                                                                   17,436
                                                                                          ---------------


                                                                              17

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS (0.8%)
         1,900 ANADIGICS, Inc.*                                                             $          31
           900 Atheros Communications, Inc.*                                                           27
         7,400 Exar Corp.*                                                                             99
       326,200 Intel Corp.                                                                          8,400
        77,100 International Rectifier Corp.*                                                       2,653
        30,700 Maxim Integrated Products, Inc.                                                        921
        13,400 MIPS Technologies, Inc.*                                                               105
        15,400 ON Semiconductor Corp.                                                                 180
         4,500 Pericom Semiconductor Corp.*                                                            52
        14,400 RF Micro Devices, Inc.                                                                  86
           800 Sigma Designs, Inc.                                                                     34
         9,200 Silicon Image, Inc.*                                                                    53
       124,900 Texas Instruments, Inc.                                                              4,276
         3,800 Trident Microsystems, Inc.                                                              56
         2,300 Zoran Corp.                                                                             40
                                                                                          ---------------
                                                                                                   17,013
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.9%)
        94,640 BMC Software, Inc.                                                                   2,898
       404,500 Microsoft Corp.                                                                     11,621
           700 MicroStrategy, Inc.*                                                                    48
        45,100 Oracle Corp.*                                                                          915
         1,400 Progress Software Corp.                                                                 43
       122,500 Sybase, Inc.                                                                         2,824
        15,500 Symantec Corp.*                                                                        291
         3,000 VASCO Data Security International, Inc.*                                                94
         5,400 Wind River Systems, Inc.*                                                               57
                                                                                          ---------------
                                                                                                   18,791
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.3%)
        80,900 Arrow Electronics, Inc.                                                              3,395
        77,700 Avnet, Inc.                                                                          3,054
        69,640 Ingram Micro, Inc. "A"                                                               1,368
                                                                                          ---------------
                                                                                                    7,817
                                                                                          ---------------
               Total Information Technology                                                       150,249
                                                                                          ---------------

               MATERIALS (1.6%)
               ----------------
               ALUMINUM (0.0%)
         7,800 Alcoa, Inc.                                                                            285
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
         4,600 Celanese Corp.                                                                         165
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.1%)
         1,000 Ashland, Inc.                                                                           60
        44,900 Dow Chemical Co.                                                                     1,914
         7,700 PPG Industries, Inc.                                                                   565
                                                                                          ---------------
                                                                                                    2,539
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
           600 Brush Engineered Materials, Inc.*                                                       29
         2,200 Compass Minerals International, Inc.                                                    75


18

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        49,230 Freeport-McMoRan Copper & Gold, Inc. "B"                                     $       4,304
           300 RTI International Metals, Inc.*                                                         21
                                                                                          ---------------
                                                                                                    4,429
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
        19,700 CF Industries Holdings, Inc.                                                         1,247
        19,700 Monsanto Co.                                                                         1,374
         5,700 Terra Industries, Inc.*                                                                148
                                                                                          ---------------
                                                                                                    2,769
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
       114,500 Crown Holdings, Inc.                                                                 2,750
           800 Greif, Inc. "A"                                                                         46
         2,000 Myers Industries, Inc.                                                                  43
                                                                                          ---------------
                                                                                                    2,839
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
        77,200 Packaging Corp. of America                                                           2,011
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
        19,100 International Paper Co.                                                                671
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
        23,600 Albemarle Corp.                                                                        955
        44,100 Chemtura Corp.                                                                         406
         9,500 International Flavors & Fragrances, Inc.                                               477
        21,700 Lubrizol Corp.                                                                       1,380
        45,600 Nalco Holding Co.                                                                    1,140
         5,300 Rohm & Haas Co.                                                                        300
         3,700 W.R. Grace & Co.*                                                                       82
                                                                                          ---------------
                                                                                                    4,740
                                                                                          ---------------
               STEEL (0.7%)
        70,100 AK Steel Holding Corp.(a)                                                            2,804
         3,000 Carpenter Technology Corp.                                                             351
         5,500 Cleveland-Cliffs, Inc.                                                                 419
        86,100 Commercial Metals Co.                                                                2,487
         7,600 Nucor Corp.                                                                            402
           900 Quanex Corp.                                                                            39
        74,700 Reliance Steel & Aluminum Co.                                                        3,957
        98,100 Steel Dynamics, Inc.                                                                 4,256
                                                                                          ---------------
                                                                                                   14,715
                                                                                          ---------------
               Total Materials                                                                     35,163
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.3%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
         6,800 Premiere Global Services, Inc.                                                          89
         1,100 Time Warner Telecom, Inc.*                                                              24
                                                                                          ---------------
                                                                                                      113
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
       316,917 AT&T, Inc.(a)                                                                       12,635
         1,400 CenturyTel, Inc.                                                                        67
           800 Eschelon Telecom, Inc.*                                                                 24


                                                                              19

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         4,700 NTELOS Holdings Corp.                                                        $         126
       773,400 Qwest Communications International, Inc.(a)                                          6,922
       164,100 Verizon Communications, Inc.                                                         6,873
                                                                                          ---------------
                                                                                                   26,647
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         2,600 Centennial Communications Corp.*                                                        24
         7,100 Dobson Communications Corp. "A"*                                                        90
        14,800 Sprint Nextel Corp.                                                                    280
         2,500 Telephone & Data Systems, Inc.                                                         162
        10,700 United States Cellular Corp.*                                                        1,041
                                                                                          ---------------
                                                                                                    1,597
                                                                                          ---------------
               Total Telecommunication Services                                                    28,357
                                                                                          ---------------

               UTILITIES (1.1%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
        26,400 Edison International                                                                 1,392
        99,600 FirstEnergy Corp.                                                                    6,119
        15,200 Pepco Holdings, Inc.                                                                   424
                                                                                          ---------------
                                                                                                    7,935
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        77,000 UGI Corp.                                                                            1,967
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        34,100 Constellation Energy Group, Inc.                                                     2,828
                                                                                          ---------------
               MULTI-UTILITIES (0.5%)
        47,800 Alliant Energy Corp.                                                                 1,811
         5,600 Ameren Corp.                                                                           284
         9,800 CenterPoint Energy, Inc.                                                               159
        73,440 CMS Energy Corp.                                                                     1,199
         6,800 DTE Energy Co.                                                                         325
        35,500 PG&E Corp.                                                                           1,580
        73,060 Public Service Enterprise Group, Inc.                                                6,209
                                                                                          ---------------
                                                                                                   11,567
                                                                                          ---------------
               Total Utilities                                                                     24,297
                                                                                          ---------------
               Total Common Stocks (cost: $795,543)                                               836,726
                                                                                          ---------------
               PREFERRED SECURITIES (0.4%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        35,000 Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)           3,654
                                                                                          ---------------

               FINANCIALS (0.2%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
        80,000 Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%, perpetual            1,698
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
       110,000 IndyMac Bank, F.S.B., 8.50%(c)                                                       1,987


20

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        12,000 Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual    $         603
                                                                                          ---------------
                                                                                                    2,590
                                                                                          ---------------
               Total Financials                                                                     4,288
                                                                                          ---------------
               Total Preferred Securities (cost: $8,913)                                            7,942
                                                                                          ---------------
               EXCHANGE-TRADED FUNDS (4.2%)
         8,900 iShares MSCI EAFE Index Fund                                                           699
        16,100 iShares Russell 1000 Index Fund                                                      1,289
       606,085 SPDR Trust Series 1(a)                                                              89,452
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $91,968)                                         91,440
                                                                                          ---------------
               Total U.S. Equity Securities(cost: $896,424)                                       936,108
                                                                                          ---------------

               INTERNATIONAL EQUITY SECURITIES (28.4%)
               COMMON STOCKS (27.5%)

               CONSUMER DISCRETIONARY (3.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
        41,000 Onward Holdings Co. Ltd.                                                               485
                                                                                          ---------------
               APPAREL RETAIL (0.1%)
       163,500 Esprit Holdings Ltd.                                                                 2,380
         1,946 Industria de Diseno Textil S.A.                                                        114
                                                                                          ---------------
                                                                                                    2,494
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.4%)
        76,600 Aisin Seiki Co. Ltd.                                                                 2,891
        20,400 Autoliv, Inc.                                                                        1,170
         6,800 Denso Corp.                                                                            237
       252,100 GKN plc                                                                              1,871
        45,700 NOK Corp.                                                                              886
           194 Rieter Holding AG                                                                      103
        35,100 Tokai Rika Co. Ltd.                                                                    943
        15,600 Toyota Boshoku Corp.                                                                   476
         2,500 Toyota Industries Corp.                                                                106
                                                                                          ---------------
                                                                                                    8,683
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (1.2%)
        59,752 DaimlerChrysler AG                                                                   5,305
        33,558 Fiat S.p.A.                                                                            891
        18,400 Honda Motor Co. Ltd.                                                                   607
        64,200 Nissan Motor Co. Ltd.                                                                  618
        36,405 Peugeot S.A. ADR                                                                     3,100
        29,572 Renault S.A.                                                                         3,989
       148,900 Toyota Motor Corp.                                                                   8,693
       100,700 Volvo AB "B"                                                                         1,741
                                                                                          ---------------
                                                                                                   24,944
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
        10,870 USS Co. Ltd.                                                                           731
                                                                                          ---------------


                                                                              21

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               BROADCASTING & CABLE TV (0.0%)
         8,971 Gestevision Telecinco S.A.                                                   $         238
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
        15,144 Lottomatica S.p.A.                                                                     544
        17,261 OPAP S.A.                                                                              632
                                                                                          ---------------
                                                                                                    1,176
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       118,054 Home Retail Group                                                                      986
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)
        50,000 LG Electronics, Inc.                                                                 3,837
        19,500 Pioneer Corp.                                                                          237
                                                                                          ---------------
                                                                                                    4,074
                                                                                          ---------------
               DEPARTMENT STORES (0.3%)
       207,546 Marks & Spencer Group plc                                                            2,615
         3,362 New World Department Store China Ltd.                                                    3
        12,565 Next plc                                                                               489
        20,051 PPR                                                                                  3,466
                                                                                          ---------------
                                                                                                    6,573
                                                                                          ---------------
               DISTRIBUTORS (0.1%)
        71,000 Jardine Cycle & Carriage Ltd.                                                          731
       182,553 Pacific Brands Ltd.                                                                    502
           456 S.A. D'Ieteren N.V.                                                                    181
                                                                                          ---------------
                                                                                                    1,414
                                                                                          ---------------
               HOMEBUILDING (0.4%)
        43,863 Barratt Developments plc                                                               821
        44,222 Bovis Homes Group plc                                                                  686
       367,000 Corporacion GEO, S.A. de C.V. "B"                                                    1,909
        17,200 DAITO Trust Construction Co. Ltd.                                                      813
       216,000 Sekisui Chemical Co. Ltd.                                                            1,601
       180,000 Sekisui House Ltd.                                                                   2,338
        25,284 Taylor Wimpey plc                                                                      177
                                                                                          ---------------
                                                                                                    8,345
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
       120,000 Electrolux AB "B"                                                                    2,688
                                                                                          ---------------
               LEISURE PRODUCTS (0.0%)
         5,500 Yamaha Corp.                                                                           115
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.2%)
        13,600 CTC Media, Inc.*                                                                       313
       117,343 Vivendi S.A.                                                                         4,797
                                                                                          ---------------
                                                                                                    5,110
                                                                                          ---------------
               PUBLISHING (0.2%)
        54,357 Daily Mail and General Trust                                                           744
        66,936 EMAP plc                                                                             1,222
        24,909 Trinity Mirror plc                                                                     235


22

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       107,557 Yell Group plc                                                               $         979
                                                                                          ---------------
                                                                                                    3,180
                                                                                          ---------------
               TEXTILES (0.0%)
        80,000 Nisshinbo Industries, Inc.                                                             982
                                                                                          ---------------
               TIRES & RUBBER (0.1%)
        66,300 Bridgestone Corp.                                                                    1,328
        10,579 Continental AG                                                                       1,375
                                                                                          ---------------
                                                                                                    2,703
                                                                                          ---------------
               Total Consumer Discretionary                                                        74,921
                                                                                          ---------------

               CONSUMER STAPLES (1.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        46,400 Nutreco Holding N.V.                                                                 3,205
                                                                                          ---------------
               BREWERS (0.1%)
         5,200 Carlsberg A/S                                                                          700
         5,080 InBev N.V.                                                                             417
        16,438 SABMiller plc                                                                          451
                                                                                          ---------------
                                                                                                    1,568
                                                                                          ---------------
               FOOD RETAIL (0.2%)
         7,237 Casino Guichard-Perrachon S.A.                                                         739
        10,800 Circle K Sunkus Co.                                                                    174
        44,974 Koninklijke Ahold  N.V.                                                                601
         2,600 Lawson, Inc.                                                                            87
       172,401 Tesco plc                                                                            1,477
        40,794 Woolworths Ltd.                                                                        999
                                                                                          ---------------
                                                                                                    4,077
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.1%)
        48,635 Reckitt Benckiser plc                                                                2,647
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.0%)
        51,000 Uny Co. Ltd.                                                                           444
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.8%)
       739,000 China Mengniu Dairy Co. Ltd.                                                         2,782
         6,575 East Asiatic Co. Ltd. A/S                                                              443
     1,880,312 Goodman Fielder Ltd.                                                                 4,001
        12,862 Nestle S.A.                                                                          5,591
       104,154 Unilever N.V.                                                                        3,182
        47,339 Unilever plc                                                                         1,492
                                                                                          ---------------
                                                                                                   17,491
                                                                                          ---------------
               PERSONAL PRODUCTS (0.0%)
        11,500 Oriflame Cosmetics S.A.                                                                630
         8,000 Shiseido Co.                                                                           167
                                                                                          ---------------
                                                                                                      797
                                                                                          ---------------
               SOFT DRINKS (0.0%)
        94,699 Coca-Cola Amatil Ltd.                                                                  737


                                                                              23

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         4,339 Coca-Cola Hellenic Bottling Co., S.A.                                        $         207
                                                                                          ---------------
                                                                                                      944
                                                                                          ---------------
               TOBACCO (0.4%)
        38,817 British America Tobacco plc                                                          1,287
        81,396 Imperial Tobacco Group plc                                                           3,678
            15 Japan Tobacco, Inc.                                                                     83
        40,000 KT&G Corp.                                                                           3,044
                                                                                          ---------------
                                                                                                    8,092
                                                                                          ---------------
               Total Consumer Staples                                                              39,265
                                                                                          ---------------

               ENERGY (2.5%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
     1,288,000 Yanzhou Coal Mining Co. Ltd. "H"                                                     2,266
                                                                                          ---------------
               INTEGRATED OIL & GAS (1.1%)
       427,265 BP plc                                                                               4,803
        76,904 ENI S.p.A.                                                                           2,659
        59,400 OAO Gazprom ADR                                                                      2,468
        17,279 OMV AG                                                                               1,072
        61,262 Repsol YPF S.A.                                                                      2,210
        91,722 Royal Dutch Shell plc                                                                3,577
        87,757 Royal Dutch Shell plc "A"                                                            3,406
        59,517 Total S.A.                                                                           4,479
                                                                                          ---------------
                                                                                                   24,674
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
        86,200 Saipem S.p.A.                                                                        3,228
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
        53,613 Fugro N.V.                                                                           3,725
        35,988 Worley Parsons Ltd.                                                                  1,137
                                                                                          ---------------
                                                                                                    4,862
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
        57,700 Addax Petroleum Corp.                                                                1,901
        31,900 NovaTek OAO                                                                          1,595
                                                                                          ---------------
                                                                                                    3,496
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.7%)
        39,390 GS Holdings Corp.                                                                    2,036
         4,900 Idemitsu Kosan Co. Ltd.                                                                537
        27,002 Neste Oil Oyj                                                                          934
       215,000 Nippon Mining Holdings, Inc.                                                         1,944
       289,000 Nippon Oil Corp                                                                      2,438
        60,000 Reliance Industries Ltd. GDR                                                         5,730
         9,500 Showa Shell Sekiyu K.K.                                                                115
       220,000 Singapore Petroleum Co. Ltd.                                                           852
                                                                                          ---------------
                                                                                                   14,586
                                                                                          ---------------
               Total Energy                                                                        53,112
                                                                                          ---------------


24

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               FINANCIALS (7.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
        63,968 3i Group plc                                                                 $       1,361
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
         6,200 AIFUL Corp.                                                                            124
        39,295 Cattles plc                                                                            289
                                                                                          ---------------
                                                                                                      413
                                                                                          ---------------
               DIVERSIFIED BANKS (3.9%)
        34,500 Alliance & Leicester plc                                                               732
        99,070 Allied Irish Banks plc                                                               2,529
        82,024 Australia and New Zealand Banking Group Ltd.                                         1,946
        30,346 Banca Intesa S.p.A.                                                                    229
       118,988 Banco Bilbao Vizcaya Argentaria S.A.                                                 2,738
        16,880 Banco BPI S.A.                                                                         149
       171,889 Banco Espirito Santo S.A.                                                            3,718
        16,438 Banco Popular Espanol S.A.                                                             300
       207,955 Banco Santander S.A.                                                                 3,796
         5,998 Bank of Ireland                                                                        111
       218,641 Barclays plc                                                                         2,704
        39,536 BNP Paribas S.A.                                                                     4,170
       559,900 Bumiputra-Commerce Holdings Berhad                                                   1,753
        61,486 Commerzbank AG                                                                       2,520
         5,778 Commonwealth Bank of Australia                                                         261
        79,600 Danske Bank A/S                                                                      3,268
        73,000 DBS Group Holdings Ltd.                                                                958
        66,314 Dexia                                                                                1,826
        49,400 DnB NOR ASA                                                                            677
       480,000 Grupo Financiero Banorte S.A.                                                        1,958
       172,482 HBOS plc                                                                             3,057
       276,685 HSBC Holdings plc                                                                    5,004
     1,594,000 Industrial and Commercial Bank of China Ltd. "H"                                     1,043
         1,725 Jyske Bank A/S*                                                                        128
         1,147 KBC Groep N.V.                                                                         144
        40,000 Kookmin Bank                                                                         3,231
       748,924 Lloyds TSB Group plc                                                                 8,230
           284 Mizuho Financial Group, Inc.                                                         1,798
        28,971 National Australia Bank Ltd.                                                           947
        24,359 National Bank of Greece S.A.                                                         1,449
       543,144 Royal Bank of Scotland Group plc                                                     6,291
        53,860 Skandinaviska Enskilda Banken "A"                                                    1,624
        11,124 Societe Generale                                                                     1,794
        50,000 State Bank of India Ltd. GDR                                                         4,590
           140 Sumitomo Mitsui Financial Group, Inc.                                                1,106
        53,000 Svenska Handelsbanken AB "A"                                                         1,471
        10,400 Sydbank A/S                                                                            475
       445,344 UniCredito Italiano S.p.A.                                                           3,816
        53,000 United Overseas Bank Ltd.                                                              723
        85,979 Westpac Banking Corp.                                                                1,914
                                                                                          ---------------
                                                                                                   85,178
                                                                                          ---------------


                                                                              25

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               DIVERSIFIED CAPITAL MARKETS (0.6%)
        13,933 Close Brothers Group plc                                                     $         217
        59,494 Credit Suisse Group                                                                  3,885
        25,413 Deutsche Bank AG                                                                     3,137
       313,339 Investec plc                                                                         3,415
        46,527 UBS AG                                                                               2,425
                                                                                          ---------------
                                                                                                   13,079
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.6%)
        19,707 Aegon N.V.                                                                             359
         3,873 CNP Assurances                                                                         495
        46,422 Irish Life & Permanent plc                                                           1,154
       150,000 Old Mutual plc                                                                         483
        49,500 Power Corp. of Canada                                                                1,898
        48,100 Power Financial Corp.                                                                1,867
       160,021 Prudential plc                                                                       2,268
       111,606 Resolution plc                                                                       1,392
       324,837 Standard Life plc                                                                    1,967
         3,282 Swiss Life Holding*                                                                    778
                                                                                          ---------------
                                                                                                   12,661
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.4%)
        16,567 Allianz Holding AG                                                                   3,551
        53,775 Aviva plc                                                                              768
        72,321 AXA S.A.                                                                             2,897
         7,932 Zurich Financial Services AG                                                         2,269
                                                                                          ---------------
                                                                                                    9,485
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
       600,031 FirstRand Ltd.                                                                       1,963
        62,587 Fortis(a)                                                                            2,294
       132,313 ING Groep N.V.(a)                                                                    5,321
        41,707 OKO Bank plc "A"                                                                       830
                                                                                          ---------------
                                                                                                   10,408
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
         9,540 Samsung Fire & Marine Insurance Co. Ltd.                                             1,856
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
        68,193 Alpha Bank A.E.                                                                      2,216
         1,653 Bank of Ireland                                                                         31
        19,200 Erste Bank der oesterreichischen Sparkassen AG                                       1,391
       346,300 Fukuoka Financial Group, Inc.*                                                       1,986
                                                                                          ---------------
                                                                                                    5,624
                                                                                          ---------------
               REINSURANCE (0.5%)
        69,800 Endurance Specialty Holdings Ltd.                                                    2,783
         2,400 Everest Reinsurance Group Ltd.                                                         244
        13,387 Muenchener Rueckversicherungs-Gesellschaft AG                                        2,312
        26,500 PartnerRe Ltd.                                                                       1,927
        22,000 RenaissanceRe Holdings Ltd.                                                          1,260
        49,794 SCOR SE                                                                              1,219
        27,765 Swiss Re                                                                             2,336
                                                                                          ---------------
                                                                                                   12,081
                                                                                          ---------------


26

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               SPECIALIZED FINANCE (0.1%)
        67,000 Hong Kong Exchanges & Clearing Ltd.                                          $       1,232
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
        22,463 Hypo Real Estate Holding AG ADR                                                      1,233
                                                                                          ---------------
               Total Financials                                                                   154,611
                                                                                          ---------------

               HEALTH CARE (1.4%)
               ------------------
               BIOTECHNOLOGY (0.1%)
         7,190 CSL Ltd.                                                                               591
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.0%)
         1,800 Alfresa Holdings Corp.                                                                 120
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.0%)
         4,000 Olympus Corp.                                                                          169
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
        38,750 Fresenius Medical Care AG & Co. KGaA                                                 1,903
        17,116 Sonic Healthcare Ltd.                                                                  216
                                                                                          ---------------
                                                                                                    2,119
                                                                                          ---------------
               PHARMACEUTICALS (1.2%)
        44,200 Astellas Pharma, Inc.                                                                2,050
        13,082 AstraZeneca plc                                                                        645
       168,454 GlaxoSmithKline plc                                                                  4,398
        18,000 H Lundbeck A/S                                                                         423
        97,000 Kyowa Hakko Kogyo Co. Ltd.                                                             942
        29,997 Novartis AG                                                                          1,582
         6,100 Novo Nordisk A/S                                                                       678
        53,697 Roche Holdings AG                                                                    9,328
        40,695 Sanofi-Aventis S.A.                                                                  3,322
        41,100 Takeda Pharmaceutical Co. Ltd.                                                       2,811
                                                                                          ---------------
                                                                                                   26,179
                                                                                          ---------------
               Total Health Care                                                                   29,178
                                                                                          ---------------

               INDUSTRIALS (3.2%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
        56,494 Safran S.A.                                                                          1,334
         7,343 Thales S.A.                                                                            416
                                                                                          ---------------
                                                                                                    1,750
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
        36,042 TNT N.V.                                                                             1,522
                                                                                          ---------------
               AIRLINES (0.2%)
        10,936 Air France KLM                                                                         453
        95,764 Deutsche Lufthansa AG                                                                2,794
       301,075 Qantas Airways Ltd.                                                                  1,375
        27,000 SAS AB*                                                                                515
                                                                                          ---------------
                                                                                                    5,137
                                                                                          ---------------


                                                                              27

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (0.1%)
        15,528 Compagnie De Saint Gobain                                                    $       1,689
         4,067 Geberit AG                                                                             599
       102,000 Sanwa Shutter Corp.                                                                    597
                                                                                          ---------------
                                                                                                    2,885
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
        42,119 De La Rue plc                                                                          632
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.4%)
        18,359 ACS Actividades de Construccion y Servicios S.A.                                     1,009
       457,200 China Communications Construction Co. Ltd. "H"                                         988
        75,000 COMSYS Holdings Corp.                                                                  841
        12,717 Daelim Industrial Co. Ltd.                                                           2,128
        16,860 GS Engineering & Construction Corp.                                                  2,659
        55,000 JGC Corp.                                                                              969
        78,000 Nishimatsu Construction Ltd.(a)                                                        254
        36,000 Toda Corp.                                                                             196
         9,098 YIT Oyj                                                                                274
                                                                                          ---------------
                                                                                                    9,318
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
         7,200 Hitachi Construction Machinery Co. Ltd.                                                254
        51,500 Komatsu Ltd.                                                                         1,588
       518,000 SembCorp Marine Ltd.                                                                 1,420
                                                                                          ---------------
                                                                                                    3,262
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        94,000 Hitachi Cable                                                                          549
        18,000 Matsushita Electric Works Ltd.                                                         220
         3,450 Renewable Energy Corp. A/S*                                                            131
        12,070 Schneider Electric S.A.                                                              1,603
       112,600 Sumitomo Electric Industries Ltd.                                                    1,792
                                                                                          ---------------
                                                                                                    4,295
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
       113,784 ABB Ltd.                                                                             2,795
           896 Alstom RGPT                                                                            162
                                                                                          ---------------
                                                                                                    2,957
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.1%)
        32,000 Hopewell Holdings Ltd.                                                                 152
       676,059 Macquarie Infrastructure Group                                                       1,826
         2,348 Societe des Autoroutes Paris-Rhin-Rhone                                                240
                                                                                          ---------------
                                                                                                    2,218
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
        23,033 Capita Group plc                                                                       349
       230,056 Hays plc                                                                               737
        88,043 Michael Page International                                                             852
                                                                                          ---------------
                                                                                                    1,938
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
        34,000 Hutchison Whampoa Ltd.                                                                 337
       285,000 Keppel Corp. Ltd.                                                                    2,393


28

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         5,106 Rheinmetall AG                                                               $         424
        12,945 Siemens AG                                                                           1,626
                                                                                          ---------------
                                                                                                    4,780
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
        26,000 Amada Co. Ltd.                                                                         282
         1,112 Andritz AG                                                                              72
        18,734 Charter plc*                                                                           421
        27,000 Komori Corp.                                                                           637
         1,641 Kone Oyj "B"                                                                           108
         2,901 Konecranes Oyj                                                                         112
        15,000 OKUMA Corp.                                                                            225
        29,600 Sandvik AB                                                                             602
        28,959 Trelleborg AB                                                                          697
                                                                                          ---------------
                                                                                                    3,156
                                                                                          ---------------
               MARINE (0.6%)
     1,585,500 China COSCO Holdings Co. Ltd. "H"                                                    3,705
       100,000 Mitsui OSK. Lines Ltd.                                                               1,473
       206,000 Neptune Orient Lines Ltd.                                                              662
       498,000 Nippon Yusen Kabushiki Kaisha                                                        4,925
       113,000 Orient Overseas International Ltd.                                                   1,226
                                                                                          ---------------
                                                                                                   11,991
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
        97,000 Kamigumi Co. Ltd.                                                                      833
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.6%)
       434,000 Itochu Corp.                                                                         4,708
        76,000 Marubeni Corp.                                                                         620
        60,800 Mitsubishi Corp.                                                                     1,712
       155,000 Mitsui & Co. Ltd.                                                                    3,226
       139,900 Sumitomo Corp.                                                                       2,423
         5,094 Travis Perkins plc                                                                     183
                                                                                          ---------------
                                                                                                   12,872
                                                                                          ---------------
               TRUCKING (0.0%)
        43,000 Seino Holdings Co. Ltd.                                                                425
                                                                                          ---------------
               Total Industrials                                                                   69,971
                                                                                          ---------------

               INFORMATION TECHNOLOGY (2.0%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
       150,420 Nokia Oyj                                                                            4,953
        32,800 Research In Motion Ltd.*                                                             2,802
         7,800 Tandberg ASA                                                                           176
                                                                                          ---------------
                                                                                                    7,931
                                                                                          ---------------
               COMPUTER HARDWARE (0.0%)
         3,725 Wincor Nixdorf AG                                                                      320
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
        28,800 FUJIFILM Holdings Corp.                                                              1,253
         5,900 Kyocera Corp.                                                                          540
        79,620 LG Philips LCD Co. Ltd.                                                              3,386


                                                                              29

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       128,600 Omron Corp.                                                                  $       3,410
         3,900 TDK Corp.                                                                              332
                                                                                          ---------------
                                                                                                    8,921
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
       192,048 Hon Hai Precision Industry Co. Ltd. GDR                                              2,873
        37,000 Venture Corp. Ltd.                                                                     379
                                                                                          ---------------
                                                                                                    3,252
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
         5,400 Nintendo Co. Ltd.                                                                    2,504
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.2%)
        23,500 NHN Corp.                                                                            4,533
         1,236 Yahoo Japan Corp.                                                                      458
                                                                                          ---------------
                                                                                                    4,991
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
         4,031 Cap Gemini S.A.                                                                        261
       548,700 LogicaCMG plc                                                                        1,803
           259 NTT Data Corp.                                                                       1,253
         3,600 TIS, Inc.                                                                               79
                                                                                          ---------------
                                                                                                    3,396
                                                                                          ---------------
               OFFICE ELECTRONICS (0.2%)
       128,000 Brother Industries Ltd.                                                              1,634
        15,100 Canon, Inc.                                                                            863
        38,000 Ricoh Co. Ltd.                                                                         840
                                                                                          ---------------
                                                                                                    3,337
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
       178,048 ASML Holding N.V.                                                                    5,271
        25,900 Tokyo Electron Ltd.                                                                  1,852
                                                                                          ---------------
                                                                                                    7,123
                                                                                          ---------------
               SEMICONDUCTORS (0.1%)
        34,500 Sumco Corp.                                                                          1,844
                                                                                          ---------------
               Total Information Technology                                                        43,619
                                                                                          ---------------

               MATERIALS (2.8%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
        71,000 Tosoh Corp.                                                                            435
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.4%)
       123,810 CIMPOR-Cimentos De Portugal SGPS S.A.                                                1,164
        23,036 CRH plc                                                                                998
       303,542 Fletcher Building Ltd.                                                               2,506
        15,102 Italcementi S.p.A.                                                                     373
        14,448 Lafarge S.A.                                                                         2,243
       350,000 Siam Cement Public Co. Ltd.                                                          2,550
                                                                                          ---------------
                                                                                                    9,834
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
        17,219 BASF AG                                                                              2,278


30

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        11,899 Bayer AG                                                                     $         939
       303,000 Mitsubishi Chemical Holdings Corp.                                                   2,837
                                                                                          ---------------
                                                                                                    6,054
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.7%)
        25,433 Anglo American Capital plc                                                           1,458
       111,754 BHP Billiton Ltd.                                                                    3,514
       122,082 BHP Billiton plc                                                                     3,591
        31,050 Boliden AB                                                                             653
        53,000 Mitsubishi Materials Corp.                                                             288
        26,666 Rio Tinto plc                                                                        1,844
       117,000 Sumitomo Metal Mining Co., Ltd.                                                      2,324
        12,460 Xstrata plc                                                                            730
        12,571 Zinifex Ltd.                                                                           174
                                                                                          ---------------
                                                                                                   14,576
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
       231,489 Makhteshim-Agan Industries Ltd.                                                      1,769
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
         8,175 Mondi Ltd.                                                                              78
         8,686 Mondi plc                                                                               85
        53,400 Svenska Cellulosa AB                                                                   925
         9,272 UPM-Kymmene Oyj                                                                        210
                                                                                          ---------------
                                                                                                    1,298
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
        13,560 Altana AG                                                                              310
        69,000 Dainippon Ink and Chemicals, Inc.                                                      286
        33,629 Koninklijke DSM N.V.                                                                 1,719
        14,800 Shin-Etsu Chemical Co. Ltd.                                                          1,071
                                                                                          ---------------
                                                                                                    3,386
                                                                                          ---------------
               STEEL (1.1%)
       173,200 Companhia Vale Do Rio Doce                                                           7,231
       480,000 Eregli Demir ve Celik Fabrikalari TAS                                                3,767
        15,700 JFE Holdings, Inc.                                                                   1,034
        33,800 Mittal Steel Co. N.V.                                                                2,227
         6,933 Outokumpu Oyj                                                                          210
        35,750 Rautaruukki Oyj                                                                      1,946
         3,806 Salzgitter AG                                                                          752
        44,000 SSAB Svenskt Stal AB "A"                                                             1,493
       347,000 Sumitomo Metal Industries, Ltd.                                                      1,759
        44,994 ThyssenKrupp AG                                                                      2,629
        11,912 voestalpine AG                                                                         974
                                                                                          ---------------
                                                                                                   24,022
                                                                                          ---------------
               Total Materials                                                                     61,374
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
        55,866 Belgacom S.A.                                                                        2,448
       677,208 BT Group plc                                                                         4,311
       153,747 France Telecom S.A.                                                                  4,637
           129 Nippon Telegraph & Telephone Corp.                                                     599


                                                                              31

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
         2,195 Swisscom AG                                                                  $         771
        85,000 Telecom Argentina S.A. ADR "B"                                                       2,204
       304,207 Telecom Corp. of New Zealand Ltd.                                                      914
       718,421 Telecom Italia S.p.A.                                                                1,610
       265,039 Telefonica S.A.(a)                                                                   6,578
       161,200 Telefonos de Mexico S.A. de C.V. ADR "L"                                             5,697
                                                                                          ---------------
                                                                                                   29,769
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
         3,359 Bouygues S.A.                                                                          264
           303 KDDI Corp.                                                                           2,342
        35,000 Mobile Telesystems OJSC                                                              2,316
     2,256,461 Vodafone Group plc                                                                   7,270
                                                                                          ---------------
                                                                                                   12,192
                                                                                          ---------------
               Total Telecommunication Services                                                    41,961
                                                                                          ---------------

               UTILITIES (1.3%)
               ----------------
               ELECTRIC UTILITIES (0.8%)
        43,616 British Energy Group plc                                                               407
        53,897 E.ON AG                                                                              9,042
        62,043 EDP-Energias de Portugal                                                               341
        61,682 Enel S.p.A.                                                                            637
       380,500 Hong Kong Electric Holdings  Ltd.                                                    1,908
         3,584 Iberdrola S.A.                                                                         199
        12,000 RAO Unified Energy System GDR                                                        1,512
        38,100 Red Electrica de Espana                                                              1,714
         4,740 Scottish & Southern Energy plc                                                         135
        12,562 Union Fenosa, S.A.                                                                     686
                                                                                          ---------------
                                                                                                   16,581
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        32,941 Gas Natural SDG S.A.                                                                 1,754
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        89,041 International Power plc                                                                726
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
       385,938 Centrica plc                                                                         3,000
       136,983 National Grid plc                                                                    2,051
        29,085 RWE AG (Neu)                                                                         3,270
                                                                                          ---------------
                                                                                                    8,321
                                                                                          ---------------
               Total Utilities                                                                     27,382
                                                                                          ---------------
               Total Common Stocks (cost: $574,447)                                               595,394
                                                                                          ---------------


32

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
$(000)/SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (0.9%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.1%)
           669 Porsche AG                                                                   $       1,195
                                                                                          ---------------

               ENERGY (0.1%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
        45,449 Petroleo Brasileiro S.A.                                                             1,209
        45,000 Petroleo Brasileiro S.A. ADR                                                         2,396
                                                                                          ---------------
                                                                                                    3,605
                                                                                          ---------------
               Total Energy                                                                         3,605
                                                                                          ---------------

               FINANCIALS (0.7%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
       102,400 Banco Itau Holding Financeira S.A. ADR                                               4,458
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.0%)
       266,077 Unipol Gruppo Finanziario S.p.A.                                                       845
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
        20,000 Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                               1,994
        $2,000 White Mountains Re Group, Junior Subordinated Notes, 7.51%, perpetual(c)             1,947
                                                                                          ---------------
                                                                                                    3,941
                                                                                          ---------------
               REINSURANCE (0.3%)
         3,000 Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(c)                     3,103
        $3,000 Swiss Re Capital I LP, 6.85%, perpetual(c)                                           2,978
                                                                                          ---------------
                                                                                                    6,081
                                                                                          ---------------
               Total Financials                                                                    15,325
                                                                                          ---------------
               Total Preferred Securities (cost: $19,634)                                          20,125
                                                                                          ---------------

       NUMBER
    OF SHARES
 -------------
               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
        24,629 Piraeus Bank S.A.*  (cost: $0)                                                          36
                                                                                          ---------------
               Total International Equity Securities(cost: $594,081)                              615,555
                                                                                          ---------------


                                                                              33

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               PRECIOUS METALS AND MINERALS SECURITIES (2.7%)

               GOLD (2.0%)

               AUSTRALIAN GOLD COMPANIES (0.2%)
     1,200,000 Lihir Gold Ltd.*                                                             $       3,061
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (0.1%)
       120,000 Randgold Resources Ltd. ADR                                                          2,874
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (1.6%)
        70,000 Agnico-Eagle Mines Ltd.(a)                                                           3,111
        90,000 Barrick Gold Corp.                                                                   2,927
       570,000 Eldorado Gold Corp.*                                                                 2,812
       300,000 Gammon Gold, Inc.*                                                                   2,361
       120,000 Goldcorp, Inc.                                                                       2,828
       850,000 Golden Star Resources Ltd.*                                                          2,627
       400,000 IAMGOLD Corp.                                                                        2,663
       220,000 Kinross Gold Corp.*                                                                  2,692
       110,000 Meridian Gold, Inc.*                                                                 3,055
        70,000 Newmont Mining Corp.                                                                 2,958
       100,000 Royal Gold, Inc.(a)                                                                  2,776
       270,000 Yamana Gold, Inc.                                                                    2,986
                                                                                          ---------------
                                                                                                   33,796
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (0.1%)
        80,000 Compania de Minas Buenaventura S.A. ADR                                              3,058
                                                                                          ---------------
               Total Gold                                                                          42,789
                                                                                          ---------------
               DIAMONDS (0.1%)
        70,000 Aber Diamond Corp. (cost  $2,481)                                                    2,496
                                                                                          ---------------
               PLATINUM GROUP METALS (0.3%)
        24,000 Anglo Platinum Ltd.                                                                  3,207
       110,000 Impala Platinum Holdings Ltd.                                                        3,268
                                                                                          ---------------
               Total Platinum Group Metals                                                          6,475
                                                                                          ---------------
               SILVER (0.3%)
       359,400 Hecla Mining Co.*                                                                    2,696
       110,000 Pan American Silver Corp.*                                                           2,742
                                                                                          ---------------
               Total Silver                                                                         5,438
                                                                                          ---------------
               Total Precious Metals and Minerals Securities(cost: $52,533)                        57,198
                                                                                          ---------------


34

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               REAL ESTATE EQUITY SECURITIES (0.9%)

               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
        53,000 Capitaland Ltd.                                                              $         257
       137,125 CB Richard Ellis Group, Inc. "A"*                                                    4,048
       115,333 China Overseas Land & Investment Ltd.                                                   72
        38,778 IMMOFINANZ Immobilien Anlagen AG*                                                      480
        48,600 Jones Lang LaSalle, Inc.                                                             5,428
       828,000 New World Development Ltd.                                                           1,977
       131,000 Swire Pacific Ltd.                                                                   1,447
        19,000 Tokyo Tatemono Co. Ltd.                                                                251
        24,000 UOL Group Ltd.                                                                          78
       120,000 Wharf (Holdings) Ltd.                                                                  494
        44,000 Wing Tai Holdings Ltd.                                                                 101
                                                                                          ---------------
                                                                                                   14,633
                                                                                          ---------------
               REITS - INDUSTRIAL (0.0%)
         4,600 ProLogis (cost  $272)                                                                  277
                                                                                          ---------------
               REITS - MORTGAGE (0.1%)
       189,200 Annaly Capital Management, Inc. (cost  $2,734)                                       2,666
                                                                                          ---------------
               REITS - RETAIL (0.1%)
       119,300 Centro Properties Group                                                                800
       109,430 Westfield Group                                                                      1,874
                                                                                          ---------------
                                                                                                    2,674
                                                                                          ---------------
               Total Real Estate Equity Securities(cost: $20,040)                                  20,250
                                                                                          ---------------

    PRINCIPAL
       AMOUNT                                             COUPON
         (000)                                              RATE       MATURITY
 -------------                                           -------      ----------

               BONDS (23.1%)

               CORPORATE OBLIGATIONS (13.4%)

               CONSUMER DISCRETIONARY (1.2%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
               Kellwood Co.,
$  2,861            Debentures                              7.63%        10/15/2017                 2,859
   1,000            Senior Notes                            7.88          7/15/2009                 1,036
                                                                                          ---------------
                                                                                                    3,895
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.3%)
   2,000       Cox Enterprises, Inc., Notes (c)             7.38          6/15/2009                 2,068
               Liberty Media Corp.,


                                                                              35

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,000            Senior Notes                            7.88%         7/15/2009               $ 1,039
   1,000            Senior Notes                            5.70          5/15/2013                   930
   2,000       Univision Communications, Inc., Senior
                    Notes                                   3.50         10/15/2007                 1,995
                                                                                          ---------------
                                                                                                    6,032
                                                                                          ---------------
               CASINOS & GAMING (0.0%)
   1,000       Harrahs Operating Co., Inc., Bonds           5.63          6/01/2015                   769
                                                                                          ---------------
               HOMEBUILDING (0.1%)
   3,500       Centex Corp., Notes                          7.50          1/15/2012                 3,521
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
   2,000       Royal Caribbean Cruises Ltd., Senior Notes   7.25          6/15/2016                 1,954
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
   4,000       Stanley Works Capital Trust I, Bonds         5.90         12/01/2045                 3,705
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
   2,000       Newell Rubbermaid, Inc., MTN, Series A       6.35          7/15/2028                 2,010
                                                                                          ---------------
               PUBLISHING (0.2%)
   2,000       Knight-Ridder, Inc., Notes                   5.75          9/01/2017                 1,687
   4,000       Scholastic Corp., Notes                      5.00          4/15/2013                 3,528
                                                                                          ---------------
                                                                                                    5,215
                                                                                          ---------------
               Total Consumer Discretionary                                                        27,101
                                                                                          ---------------

               CONSUMER STAPLES (0.1%)
               -----------------------
               TOBACCO (0.1%)
   2,000       Universal Corp., MTN, Series B               7.88          2/15/2008                 2,016
                                                                                          ---------------

               ENERGY (0.9%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
               Seacor Holdings, Inc.,
   3,616            Senior Notes                            7.20          9/15/2009                 3,688
   3,000            Senior Notes                            5.88         10/01/2012                 2,998
                                                                                          ---------------
                                                                                                    6,686
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
               Southwestern Energy Co.,
   2,000            MTN                                     7.63          5/01/2027                 2,077
   2,000            MTN                                     7.35         10/02/2017                 1,978
                                                                                          ---------------
                                                                                                    4,055
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
   2,000       Premcor Refining Group, Inc., Senior Notes   7.50          6/15/2015                 2,076
     500       Ultramar Diamond Shamrock Corp., Senior
                    Notes                                   6.75         10/15/2037                   518
                                                                                          ---------------
                                                                                                    2,594
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   2,000       K N Capital Trust III, Subordinated
                    Debentures                              7.63          4/15/2028                 1,751
   2,500       Sabine Pass LNG LP, Senior Notes             7.25         11/30/2013                 2,437


36

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  2,000       TEPPCO Partners, LP, Junior Subordinated
                    Notes                                   7.00%         6/01/2067               $ 1,867
                                                                                          ---------------
                                                                                                    6,055
                                                                                          ---------------
               Total Energy                                                                        19,390
                                                                                          ---------------

               FINANCIALS (7.6%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   2,000       American Capital Strategies Ltd., Senior
                    Notes                                   6.85          8/01/2012                 2,054
                                                                                          ---------------
               CONSUMER FINANCE (0.7%)
               Ford Motor Credit Co. LLC,
   2,000            Notes                                   7.00         10/01/2013                 1,783
   1,000            Senior Notes                            4.95          1/15/2008                   986
   1,500            Notes                                   7.80          6/01/2012                 1,383
   2,000       Household Finance Corp., Notes               6.38         10/15/2011                 2,055
   3,000       HSBC Finance Corp., Notes                    5.50          1/19/2016                 2,882
               SLM Corp.,
   2,000            MTN, CPI Floating Rate Notes            4.07 (d)      6/01/2009                 1,802
   4,000            MTN, Series A                           5.56 (d)      1/26/2009                 3,886
                                                                                          ---------------
                                                                                                   14,777
                                                                                          ---------------
               DIVERSIFIED BANKS (0.1%)
   1,000       Emigrant Bancorp, Inc., Senior Notes (c)     6.25          6/15/2014                 1,020
   1,000       JPMorgan Chase & Co., Notes                  4.50          1/15/2012                   969
     909       U.S. Central Credit Union, Senior Notes      2.70          9/30/2009                   888
                                                                                          ---------------
                                                                                                    2,877
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.7%)
   2,000       Rreat-West Life & Annuity Insurance Co.,
                    Bonds (c)                               7.15          5/16/2046                 2,010
   1,000       Lincoln National Corp., Bonds                7.00          5/17/2066                 1,015
   2,000       MetLife, Inc., Junior Subordinated Bonds     6.40         12/15/2036                 1,825
   3,000       Phoenix Companies, Inc., Senior Notes        6.68          2/16/2008                 3,003
   4,000       Prudential Holdings, LLC, Bonds (c)          8.70         12/18/2023                 4,945
   2,000       StanCorp Financial Group, Inc., Notes        6.90          5/29/2067                 1,956
                                                                                          ---------------
                                                                                                   14,754
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.6%)
   1,000       AGFC Capital Trust I, Guaranteed Bonds(c)    6.00          1/15/2067                   957
   1,000       ASIF Global Financing XIX, Senior Notes(c)   4.90          1/17/2013                   968
   2,000       Genworth Financial, Inc., Junior
                    Subordinated Notes                      6.15         11/15/2066                 1,845
   2,000       Glen Meadow Pass-Through Certificates,
                    Bonds (c)                               6.51          2/12/2067                 1,966
   4,500       Oil Casualty Insurance Ltd., Subordinated
                    Debentures (c)                          8.00          9/15/2034                 4,449
   3,000       Oil Insurance Ltd., Notes (c)                7.56                  -(e)              3,129
                                                                                          ---------------
                                                                                                   13,314
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
               Leucadia National Corp.,
   3,250            Senior Notes                            7.00          8/15/2013                 3,169


                                                                              37

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  2,000            Senior Subordinated Notes               8.65%         1/15/2027               $ 2,080
                                                                                          ---------------
                                                                                                    5,249
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   3,000       AgFirst Farm Credit Bank, Subordinated
                    Notes                                   6.59                  -(e)              3,031
   2,600       Bank of America Corp., Subordinated Notes    9.38          9/15/2009                 2,820
                                                                                          ---------------
                                                                                                    5,851
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.0%)
   2,000       21st Century Insurance Group, Senior Notes   5.90         12/15/2013                 2,030
   2,500       Allstate Corp., Junior Subordinated
                    Debentures (a)                          6.13          5/15/2037                 2,412
               Berkshire Hathaway Finance Corp.,
   6,000            Senior Notes                            4.85          1/15/2015                 5,855
   2,000            Senior Notes                            4.75          5/15/2012                 1,992
   1,500       Chubb Corp., Subordinated Notes              6.38          3/29/2067                 1,474
               Fidelity National Title Group, Inc.,
   2,000            Notes                                   7.30          8/15/2011                 2,122
   1,500            Notes                                   5.25          3/15/2013                 1,464
   3,000       Fund American Companies, Inc., Notes         5.88          5/15/2013                 2,992
   3,000       Liberty Mutual Group, Inc., Junior
                    Subordinated Notes (c)                  7.00          3/15/2037                 2,762
               Markel Corp.,
   1,500            Senior Notes                            7.00          5/15/2008                 1,516
   2,000            Senior Notes                            6.80          2/15/2013                 2,067
     500            Senior Notes                            7.35          8/15/2034                   518
   2,070       Ohio Casualty Corp., Notes                   7.30          6/15/2014                 2,250
   3,500       Progressive Corp., Junior Subordinated
                    Debentures                              6.70          6/15/2037                 3,398
   1,000       RLI Corp., Senior Notes                      5.95          1/15/2014                 1,010
   3,000       Security Capital Assurance Ltd., Bonds(c)    6.88                  -(e)              2,748
   3,000       Travelers Companies, Inc., Junior
                    Subordinated Debentures                 6.25          3/15/2067                 2,832
   4,000       XL Capital Ltd., Notes, Series E             6.50                  -(e)              3,537
                                                                                          ---------------
                                                                                                   42,979
                                                                                          ---------------
               REGIONAL BANKS (1.4%)
   2,000       Bank of Hawaii, Notes                        6.88          3/01/2009                 2,057
   3,000       CBG Florida REIT Corp., Notes (c)            7.11                  -(e)              2,922
   2,000       Colonial Bank, N.A., Subordinated Notes      8.00          3/15/2009                 2,077
   3,000       Cullen/Frost Bankers, Inc., Junior
                    Subordinated Notes                      5.75          2/15/2017                 3,045
   2,000       Fifth Third Capital Trust IV, Bonds          6.50          4/15/2037                 1,908
   2,000       First Republic Bank Corp., Subordinated
                    Notes                                   7.75          9/15/2012                 2,125
   4,000       Fulton Capital Trust I, Notes                6.29          2/01/2036                 3,796
   1,000       Hudson United Bank, Subordinated Notes       7.00          5/15/2012                 1,066
   3,000       Huntington Capital III, Junior
                    Subordinated Notes                      6.65          5/15/2037                 2,784
   3,000       Popular North America Capital Trust I,
                    Bonds                                   6.56          9/15/2034                 2,769
   2,500       Regions Financing Trust II, Trust
                    Preferred Securities, Bonds             6.63          5/15/2047                 2,309
   3,000       TCF National Bank, Subordinated Notes        5.50          2/01/2016                 2,961
                                                                                          ---------------
                                                                                                   29,819
                                                                                          ---------------


28

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               REITS - DIVERSIFIED (0.1%)
$  2,000       Washington REIT, Senior Notes                5.25%         1/15/2014               $ 1,922
                                                                                          ---------------
               REITS - OFFICE (0.0%)
   1,000       Arden Realty, LP, Notes                      5.25          3/01/2015                   988
                                                                                          ---------------
               REITS - RETAIL (0.4%)
   3,000       Pan Pacific Retail Properties, Inc.,
                    Notes                                   5.25          9/01/2015                 2,904
   2,000       Rouse Co., Notes                             7.20          9/15/2012                 2,016
   3,000       Tanger Factory Outlets, Senior Notes         6.15         11/15/2015                 2,951
                                                                                          ---------------
                                                                                                    7,871
                                                                                          ---------------
               REITS - SPECIALIZED (0.0%)
   1,000       Hospitality Properties Trust, Senior Notes   5.13          2/15/2015                   943
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
   2,000       Financial Security Assurance Holdings
                    Ltd., Junior Subordinated Notes (c)     6.40         12/15/2066                 1,706
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.9%)
               Countrywide Financial Corp.,
   1,000            MTN, Series A, Bonds                    4.50          6/15/2010                   932
   3,000            Subordinated Notes  (a)                 6.25          5/15/2016                 2,667
   1,000       Countrywide Home Loan, Guaranteed Notes,
                    Series MTNL                             4.00          3/22/2011                   896
               Independence Community Bank Corp.,
   2,185            Notes                                   3.50          6/20/2013                 2,155
   3,000            Subordinated Notes                      3.75          4/01/2014                 2,931
   2,250       Radian Group, Inc., Debentures               7.75          6/01/2011                 2,199
   3,000       Roslyn Bancorp, Inc., Senior Notes           7.50         12/01/2008                 3,065
   1,050       Sovereign Bank, Subordinated Notes           4.38          8/01/2013                 1,038
   2,500       Washington Mutual Preferred Funding Trust
                    I, Bonds, Series A-1 (c)                6.53                  -(e)              2,341
   1,500       Webster Capital Trust IV, Junior
                    Subordinated Notes                      7.65          6/15/2037                 1,483
                                                                                          ---------------
                                                                                                   19,707
                                                                                          ---------------
               Total Financials                                                                   164,811
                                                                                          ---------------

               HEALTH CARE (0.1%)
               ------------------
               MANAGED HEALTH CARE (0.1%)
   2,135       Highmark, Inc., Senior Notes (c)             6.80          8/15/2013                 2,265
                                                                                          ---------------

               INDUSTRIALS (0.6%)
               ------------------
               BUILDING PRODUCTS (0.1%)
   2,500       USG Corp., Notes                             6.30         11/15/2016                 2,406
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
   2,295       Ametek, Inc., Senior Notes                   7.20          7/15/2008                 2,314
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
   1,500       Allied Waste North America, Inc., Senior
                    Notes, Series B                         5.75          2/15/2011                 1,466
                                                                                          ---------------


                                                                              39
  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               RAILROADS (0.1%)
$  3,000       TTX Co., Notes (c)                           5.40%         2/15/2016               $ 2,983
                                                                                          ---------------
               TRUCKING (0.2%)
   3,750       Roadway Corp., Senior Notes                  8.25         12/01/2008                 3,828
                                                                                          ---------------
               Total Industrials                                                                   12,997
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   2,000       Fiserv, Inc., Notes                          4.00          4/15/2008                 1,981
                                                                                          ---------------

               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
   4,000       ICI Wilmington, Inc., Notes                  4.38         12/01/2008                 3,944
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   3,000       US Unwired, Inc., Secured Notes             10.00          6/15/2012                 3,223
                                                                                          ---------------

               UTILITIES (2.5%)
               ----------------
               ELECTRIC UTILITIES (1.9%)
   2,000       Ameren UE, Senior Secured Notes              5.10         10/01/2019                 1,844
   4,000       Black Hills Corp., Notes                     6.50          5/15/2013                 4,047
   3,263       Cedar Brakes II, LLC, Senior Notes,
                    Series C (c)                            9.88          9/01/2013                 3,580
   3,000       Entergy Louisiana, Inc., First Mortgage
                    Bonds                                   5.83         11/01/2010                 2,990
   2,000       Entergy Mississippi, Inc., First Mortgage
                    Bonds                                   5.92          2/01/2016                 1,974
     894       FPL Energy National Wind, LLC, Secured
                    Notes (c)                               5.61          3/10/2024                   886
   2,000       FPL Group Capital, Inc., Bonds               6.35         10/01/2066                 1,950
   4,000       Monongahela Power Co., Notes, Series A       7.36          1/15/2010                 4,220
   2,000       Nevada Power Co., Notes, Series O            6.50          5/15/2018                 2,034
   1,928       Oglethorpe Power Corp., Senior Secured
                    Facility Bonds                          6.97          6/30/2011                 1,989
   2,383       Power Contract Financing, Senior Notes(c)    6.26          2/01/2010                 2,420
               PPL Capital Funding, Inc.,
   2,000            Guaranteed Notes, Series A              4.33          3/01/2009                 1,975
   3,000            Junior Guaranteed Subordinated
                         Notes, Series A                    6.70          3/30/2067                 2,904
   1,000       Sierra Pacific Power Co., Notes              6.25          4/15/2012                 1,029
   1,795       Texas-New Mexico Power Co., Notes            6.13          6/01/2008                 1,788
   2,629       Tristate General & Transport Association,
                    Bonds (c)                               6.04          1/31/2018                 2,643
   2,000       TXU Electricity Ltd., Senior Notes,
                    Series TCRS (INS)                       7.25         12/01/2016                 2,232
   1,000       West Penn Power Co., Notes                   6.63          4/15/2012                 1,050
                                                                                          ---------------
                                                                                                   41,555
                                                                                          ---------------
               GAS UTILITIES (0.2%)
   2,000       Noram Energy Corp., Debentures               6.50          2/01/2008                 2,002


40

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,040       Northern Border Partners, LP, Senior
                    Notes, Series A                         8.88%         6/15/2010               $ 1,135
                                                                                          ---------------
                                                                                                    3,137
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
   2,000       PSEG Funding Trust, Notes                    5.38         11/16/2007                 1,999
   2,000       Puget Sound Energy, Inc., Junior
                    Subordinated Notes, Series A            6.97          6/01/2067                 2,015
   3,500       Wisconsin Energy Corp., Junior
                    Subordinated Notes                      6.25          5/15/2067                 3,396
   2,000       WPS Resources Corp., Notes                   6.11         12/01/2066                 1,930
                                                                                          ---------------
                                                                                                    9,340
                                                                                          ---------------
               Total Utilities                                                                     54,032
                                                                                          ---------------
               Total Corporate Obligations (cost: $299,163)                                       291,760
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.1%)

               ENERGY (0.7%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
   1,500       Nakilat, Inc., Secured Bonds (c)             6.07         12/31/2033                 1,455
               PEMEX Finance Ltd.,
   1,400            Notes                                   9.03          2/15/2011                 1,477
     867            Senior Notes                            8.88         11/15/2010                   908
   3,000       Trans-Canada Pipelines Ltd., Junior
                    Subordinated Notes                      6.35          5/15/2067                 2,881
                                                                                          ---------------
                                                                                                    6,721
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
   1,356       Delek & Avner-Yam Tethys Ltd., Secured
                    Notes (c)                               5.33          8/01/2013                 1,350
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   2,000       Canadian Oil Sands Ltd., Notes (c)           5.80          8/15/2013                 1,989
   5,000       EOG Resources Canada, Inc., Senior Notes(c)  4.75          3/15/2014                 4,872
                                                                                          ---------------
                                                                                                    6,861
                                                                                          ---------------
               Total Energy                                                                        14,932
                                                                                          ---------------

               FINANCIALS (2.3%)
               -----------------
               DIVERSIFIED BANKS (1.0%)
   2,000       BNP Paribas, Subordinated Notes (c)          7.20                  -(e)              1,983
   3,000       BOI Capital Funding Number 3 LP,
                    Guaranteed Bonds (c)                    6.11                  -(e)              2,739
   3,000       HBOS plc, Subordinated Notes (c)             6.41                  -(e)              2,600
   2,500       Lloyds TSB Group plc, Bonds (c)              6.27                  -(e)              2,311
   2,500       Mizuho Capital Investment 1 Ltd.,
                    Subordinated Bonds (c)                  6.69                  -(e)              2,414
   2,000       National Capital Trust II, Subordinated
                    Notes (c)                               5.49                  -(e)              1,913
   1,000       Nordea Bank AB, Subordinated Notes (c)       5.42                  -(e)                952
   2,000       Skandinaviska Enskilda Banken AB, Bonds(c)   5.47                  -(e)              1,877
   2,500       Standard Chartered plc, Subordinated
                    Notes (a),(c)                           6.41                  -(e)              2,315


                                                                              41

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,500       Sumitomo Mitsui Financial Group Preferred
                    Capital, Bonds (c)                      6.08%                 -(e)            $ 1,407
   2,000       UFJ Finance Aruba AEC, Notes                 8.75                  -(e)              2,063
                                                                                          ---------------
                                                                                                   22,574
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
   2,500       AXA S.A., Subordinated Notes (c)             6.46                  -(e)              2,266
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   2,000       ZFS Finance USA Trust II, Bonds (c)          6.45         12/15/2065                 1,882
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
   2,500       Allied World Assurance Holdings Ltd.,
                    Senior Notes                            7.50          8/01/2016                 2,655
   2,500       Catlin Insurance Co. Ltd., Notes (c)         7.25                  -(e)              2,328
   1,145       Mantis Reef Ltd. II, Notes (c)               4.80         11/03/2009                 1,138
                                                                                          ---------------
                                                                                                    6,121
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
   3,000       Glitnir Banki hf, Notes (a),(c)              7.45                  -(e)              3,147
                                                                                          ---------------
               REINSURANCE (0.6%)
   2,000       Endurance Specialty Holdings, Ltd.,
                    Senior Notes                            6.15         10/15/2015                 1,984
   2,000       Max USA Holdings, Ltd., Guaranteed Senior
                    Notes (c)                               7.20          4/14/2017                 1,959
   4,000       Montpelier Re Holdings Ltd., Senior
                    Notes                                   6.13          8/15/2013                 3,976
   4,000       Platinum Underwriters Finance, Inc.,
                    Notes, Series B                         7.50          6/01/2017                 4,268
                                                                                          ---------------
                                                                                                   12,187
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
   2,500       QBE Capital Funding II LP, Guaranteed
                    Bonds (c)                               6.80                  -(e)              2,369
                                                                                          ---------------
               Total Financials                                                                    50,546
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
   2,500       Glencore Finance S.A., Senior MTN            8.00                  -(e)              2,484
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $69,558)                             67,962
                                                                                          ---------------

               ASSET-BACKED SECURITIES (0.9%)

               FINANCIALS (0.8%)
               -----------------
               ASSET-BACKED FINANCING (0.8%)
   1,469       Aerco Ltd., Series 2A, Class A4 (c)          6.13          7/15/2025                 1,473
   1,045       Airport Airplanes, Pass-Through
                    Certificates, Series 1R, Class A8,
                    EETC                                    5.70 (d)      3/15/2019                 1,024
   4,000       ARG Funding Corp., Series 2005-1A, Class
                    A3 (c)                                  4.29          4/20/2011                 3,900
   3,000       Banc of America  Mortgage Securities,
                    Inc., Series 2004-F, Class 2A6          4.14          7/25/2034                 2,937


42

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  3,000       CPS Auto Receivables Trust, Notes, Series
                    2007-A, Class A2 (c)                    5.27%        10/15/2010               $ 2,995
   4,000       Santander Drive Auto Receivables Trust
                    2007, Notes, Series 2007-1, Class
                    A2                                      5.20         12/15/2010                 3,989
   1,909       Trinity Rail Leasing L.P., Series
                    2006-1A, Class A1 (c)                   5.90          5/14/2036                 1,919
                                                                                          ---------------
                                                                                                   18,237
                                                                                          ---------------
               Total Financials                                                                    18,237
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
               America West Airlines, Inc., Pass-Through
                    Certificates,
     388            Series 1996-1, Class A, EETC            6.85          7/02/2009                   383
   1,662            Series 1999-1, Class G, EETC            7.93          1/02/2019                 1,754
                                                                                          ---------------
                                                                                                    2,137
                                                                                          ---------------
               Total Industrials                                                                    2,137
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $20,327)                                       20,374
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (4.6%)

               FINANCIALS (4.6%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.6%)
   2,133       Banc of America Commercial Mortgage
                    Trust, Pass-Through Certificates,
                    Series 2000-2, Class A1                 7.02          9/15/2032                 2,160
   1,167       Bear Stearns Commercial Mortgage
                    Securities, Inc., Series 2003-T10,
                    Class A1                                4.00          3/13/2040                 1,129
               Chase Commercial Mortgage Securities Corp.,
                    Pass-Through Certificates,
   5,000            Series 2000-2, Class A2                 7.63          7/15/2032                 5,263
   5,000            Series 2000-3, Class A2                 7.32         10/15/2032                 5,213
   3,000            Series 1998-2, Class E                  6.39         11/18/2030                 2,990
   1,000       Commercial Mortgage Asset Trust, Series
                    1999-C1, Class A4                       6.98          1/17/2032                 1,060
               Commercial Mortgage Trust, Pass-Through
                    Certificates,
   2,000            Series 2005-LP5, Class GMB1  (c)        5.15          5/10/2043                 1,910
   5,000            Series 2004-LB4A, Class A4              4.58         10/15/2037                 4,817
               Credit Suisse First Boston Mortgage
                    Securities Corp.,
   7,250            Series 2000-C1, Class A2                7.55          4/15/2062                 7,533
     792            Series 2001-CK6, Class A2               6.10          8/15/2036                   793
   2,000            Series 2001-CK1, Class F  (c)           6.65         12/18/2035                 2,024
   4,814       DLJ Commercial Mortgage Corp., Series
                    1999-CG2, Class A1B                     7.30          6/10/2032                 4,934
   4,624       First Union National Bank Commercial
                    Mortgage Trust, Series 1999-C4,
                    Class A2                                7.39         12/15/2031                 4,779
   1,000       GE Capital Commercial Mortgage Corp.,
                    Series 2001-3, Class A2                 6.07          6/10/2038                 1,020


                                                                              43

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  2,712       Government Lease Trust, Series 1999-GSA1,
                    Class A4 (c)                            6.48%         5/18/2011               $ 2,773
               GS Mortgage Securities Corp. II,
   1,000            Series 2001-GL3A, Class A2  (c)         6.45          8/05/2018                 1,033
   4,000            Series 2003-C1, Class A2B               4.30          1/10/2040                 3,887
   2,000       J.P. Morgan Chase Commercial Mortgage
                    Securities Corp., Series 2006-LDP6,
                    Class ASB                               5.49          4/15/2043                 1,987
               LB-UBS Commercial Mortgage Trust,
   4,000            Series 2006-C4, Class A2                5.87          6/15/2032                 4,061
   1,625            Series 2002-C4, Class A4                4.56          9/15/2026                 1,587
               Merrill Lynch Mortgage Investors, Inc.,
     800            Series 1998-C1, Class A2                6.48         11/15/2026                   801
   2,609            Series 1999-C1, Class A2                7.56         11/15/2031                 2,683
   4,000       Morgan Stanley Capital I, Inc., Series
                    2006-T23, Class AAB                     5.80          8/12/2041                 4,056
   5,000       Mortgage Capital Funding, Inc.,
                    Pass-Through Certificates, Series
                    1998-MC2, Class E                       7.08          6/18/2030                 5,031
   1,000       Nationslink Funding Corp., Pass-Through
                    Certificates, Series 1999-1, Class F(c) 7.05          1/20/2031                   995
   2,000       Prudential Mortgage Capital Funding, LLC,
                    Series 2001-ROCK, Class B               6.76          5/10/2034                 2,085
   2,511       TIAA Real Estate Co. Ltd., Series
                    2001-C1A, Class A-3 (c)                 6.56          6/19/2026                 2,516
               Wachovia Bank Commercial Mortgage Trust,
                    Pass-Through Certificates,
   3,000            Series 2005-C19, Class A4               4.61          5/15/2044                 2,914
   5,500            Series 2005-C18, Class A2               4.66          4/15/2042                 5,395
   5,000            Series 2004-C12, Class A-2              5.00          7/15/2041                 4,955
   2,000            Series 2006-C27, Class A2               5.62          7/15/2045                 2,010
   4,000            Series 2006-C28, Class A2               5.50         10/15/2048                 3,998
                                                                                          ---------------
                                                                                                   98,392
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   9,250       Bear Stearns Commercial Mortgage
                    Securities, Inc., Series 2004-ESA,
                    Class X1 (acquired 6/17/2004; cost
                    $538) (c),(f)                           1.83          5/14/2016                   290
                                                                                          ---------------
               Total Financials                                                                    98,682
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $99,301)                                98,682
                                                                                          ---------------

               U.S.  GOVERNMENT AGENCY ISSUES (0.5%)(B)
               ASSET-BACKED FINANCING (0.1%)
   2,044       U.S. Small Business Administration,
                    Participation Certificates, Series
                    2003-20F                                4.07          6/01/2023                 1,913
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
  18,903       Government National Mortgage Assn.,
                    Series 2003-59, Class XB                1.76          7/16/2010                   460
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
               Fannie Mae (+),


44

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
  $  421            Pool 610989                             6.50%        10/01/2016                 $ 430
     322            Pool 535164                             7.00          2/01/2030                   334
     155            Pool 547483                             7.00          8/01/2030                   161
               Government National Mortgage Assn. I,
     139            Pool 340945                             6.50          5/15/2023                   142
     279            Pool 352106                             6.50          8/15/2023                   286
      79            Pool 366762                             6.50          4/15/2024                    81
     429            Pool 577423                             6.50          1/15/2032                   439
      30            Pool 206743                             7.50          3/15/2017                    31
      76            Pool 207904                             7.50          3/15/2017                    79
      13            Pool 207950                             7.50          3/15/2017                    14
      10            Pool 166093                             8.00          6/15/2016                    11
       4            Pool 166108                             8.00          6/15/2016                     4
       6            Pool 177786                             8.00          9/15/2016                     6
      21            Pool 186000                             8.00         11/15/2016                    22
      27            Pool 193968                             8.00         12/15/2016                    28
      33            Pool 203822                             8.00          3/15/2017                    34
       2            Pool 034140                             8.50          9/15/2009                     2
       7            Pool 138007                             8.50          6/15/2016                     8
       6            Pool 164021                             8.50          6/15/2016                     6
      12            Pool 159980                             8.50          7/15/2016                    13
       4            Pool 176311                             8.50          9/15/2016                     4
       1            Pool 177247                             8.50          9/15/2016                     1
      12            Pool 174005                             8.50         12/15/2016                    12
      20            Pool 197279                             8.50         12/15/2016                    21
       2            Pool 197400                             8.50          1/15/2017                     2
      18            Pool 201986                             8.50          1/15/2017                    19
      10            Pool 185270                             8.50          2/15/2017                    11
       2            Pool 157116                             9.00          6/15/2016                     2
       2            Pool 166282                             9.00          7/15/2016                     2
       2            Pool 164502                             9.00          8/15/2016                     2
       4            Pool 172663                             9.00          9/15/2016                     4
       2            Pool 170810                             9.00         10/15/2016                     2
       5            Pool 031433                             9.50          6/15/2009                     5
       1            Pool 032271                             9.50          6/15/2009                     1
       7            Pool 034679                             9.50          6/15/2009                     8
       3            Pool 035052                             9.50          9/15/2009                     3
       3            Pool 167971                             9.50          7/15/2016                     3
      16            Pool 172771                             9.50          9/15/2016                    17
       3            Pool 185417                             9.50         11/15/2016                     3
      16            Pool 186335                             9.50         11/15/2016                    18
       3            Pool 187909                             9.50         11/15/2016                     4
      41            Pool 189802                             9.50          4/15/2017                    44
       6            Pool 037733                            10.00         11/15/2009                     6
       7            Pool 037888                            10.00         11/15/2009                     8
       2            Pool 037889                            10.00         11/15/2009                     2
       6            Pool 036897                            10.00         12/15/2009                     6
       3            Pool 059731                            11.50          3/15/2013                     4
               Government National Mortgage Assn. II,
     322            Pool 002934                             7.50          6/20/2030                   336
      85            Pool 003070                             7.50          4/20/2031                    89
     286            Pool 002958                             8.00          8/20/2030                   303
                                                                                          ---------------
                                                                                                    3,073
                                                                                          ---------------


                                                                              45

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
$ 1,533        Perforadora Centrale S.A. de C.V. "A",
                    Guaranteed Bond,  Series A, Title XI    5.24%        12/15/2018               $ 1,569
  3,095        Rowan Companies, Inc., Guaranteed Bond,
                    Title XI                                2.80         10/20/2013                 2,934
                                                                                          ---------------
                                                                                                    4,503
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $10,086)                                  9,949
                                                                                          ---------------

               MUNICIPAL BONDS (0.6%)

               CASINOS & GAMING (0.2%)
  2,000        Mashantucket (Western) Pequot Tribe CT
                    RB (c)                                  5.91          9/01/2021                 1,921
  3,500        Seneca Nation of Indians Capital
                    Improvements Auth., NY, Bonds,
                    Series 2007-B                           6.75         12/01/2013                 3,481
                                                                                          ---------------
                                                                                                    5,402
                                                                                          ---------------
               GAS UTILITIES (0.1%)
  1,604        California Maritime Infrastructure Auth.
                    RB, Series 1999                         6.63         11/01/2009                 1,611
                                                                                          ---------------
               HOSPITAL (0.2%)
  4,185        Rhode Island State Health & Education RB,
                    Series C                                3.60          9/15/2033                 4,176
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
  2,000        Erie County, NY Tobacco Asset
                    Securitization Corp. RB, Series 2005E   6.00          6/01/2028                 1,963
                                                                                          ---------------
               Total Municipal Bonds (cost: $13,252)                                               13,152
                                                                                          ---------------
               Total Bonds
               (cost: $511,687)                                                                   501,879
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.0%)

               COMMERCIAL PAPER (0.7%)

               FINANCIALS (0.7%)
               -----------------
               DIVERSIFIED CAPITAL MARKETS (0.3%)
  6,487        UBS Finance Delaware, LLC                    5.15          9/04/2007                 6,484
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
  5,000        Wheels, Inc.  (c),(i)                        6.25          9/05/2007                 4,996
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
  4,003        Associated Banc Corp.  (c),(i)               6.10          9/04/2007                 4,001
                                                                                          ---------------
               Total Financials                                                                    15,481
                                                                                          ---------------
               Total Commercial Paper                                                              15,481
                                                                                          ---------------


46

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
     NUMBER                                               COUPON                                    VALUE
  OF SHARES    SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.3%)
 7,033,678     SSgA Prime Money Market Fund, 5.23%(g)                                             $ 7,034
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $22,515)                                                                     22,515
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
         (000)
 -------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (7.8%)

               COMMERCIAL PAPER (0.5%)

               FINANCIALS (0.5%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
 $ 9,850       Starbird Funding Corp.(c),(i)                6.34%(h)      9/04/2007                 9,845
                                                                                          ---------------

               REPURCHASE AGREEMENTS (7.3%)
  69,000       Credit Suisse First Boston LLC, 5.25%, acquired on 8/31/2007 and due
                    9/04/2007 at $69,000 (collateralized by $70,905 of Fannie Mae
                    Discount Notes(b),(+), 4.77%(h), due 10/24/2007; market value
                    $70,380)                                                                       69,000
  90,000       Deutsche Bank Securities, Inc., 5.30%, acquired on 8/31/2007 and due
                    9/04/2007 at $90,000  (collateralized by $50,000 of Freddie
                    Mac Discount Notes (b),(+), 4.89%(h), due 5/27/2008; $3,305
                    of Fannie Mae Notes(b),(+),  4.13%, due 5/15/2010;  $40,535
                    of Tennessee Valley Authority  Bonds/Notes(b),(+),  4.65% -
                    5.38%, due 6/15/2035 - 4/01/2056; combined market value $91,800)               90,000
                                                                                          ---------------
               Total Repurchase Agreements                                                        159,000
                                                                                          ---------------

   NUMBER OF
      SHARES
------------

               MONEY MARKET FUNDS (0.0%)
  97,334       AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.34(g)                          97
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $168,942)                                                                   168,942
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $2,266,222)                                     $       2,322,447
                                                                                          ===============


  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

48

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of August 31, 2007 the Fund loaned securities having a fair market value of approximately $164,368,000, which excludes $619,000 on loan which was sold prior to August 31, 2007, and received cash collateral of $169,003,000. Of this amount, $168,942,000 was invested in short-term investments, and $61,000 remained in cash.

50

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


E. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $128,998,000 and $72,773,000, respectively, resulting in net unrealized appreciation of $56,225,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,170,824,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.2% of net assets at August 31, 2007.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
CPI            Consumer Price Index
EETC           Enhanced Equipment Trust Certificate
GDR            Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


iShares        iShares - exchange-traded  funds, managed by Barclays Global Fund
               Advisors,  that  represent  a  portfolio  of stocks  designed  to closely track a specific  market index.  iShares funds are traded on securities exchanges.
MTN            Medium-Term Note
RB             Revenue Bond
REIT           Real Estate Investment Trust
SPDR           Standard  &  Poor's  depositary   receipt,  or  "Spider,"  is  an
               exchange-traded fund based on either the S&P 500 Index or the S&P
               MidCap  400  Index,   and  is  traded  on  the   American   Stock
               Exchange(AMEX).

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.


SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of August 31, 2007.
(b) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2007.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

52

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2007, was $290,000, which represented 0.0% of the Fund's net assets.
(g) Rate represents the money market fund annualized seven-day yield at August 31, 2007.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
* Non-income-producing security for the 12 months preceding August 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.